As filed with the Securities and Exchange Commission on January 9, 2009

1933 Act Registration No. 333-

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

☐    Pre-Effective Amendment No.

☐    Post-Effective Amendment No.

VIRTUS INSIGHT TRUST

(Virtus Disciplined Small-Cap Value Fund)

[Exact Name of Registrant as Specified in Charter]

Area Code and Telephone Number: (800) 243-1574

101 Munson Street

Greenfield, Massachusetts 01301

(Address of Principal Executive Offices)

Kevin J. Carr, Esq.

Vice President, Chief Legal Officer, Counsel

and Secretary for the Registrant

Virtus Investment Partners, Inc.

100 Pearl Street

Hartford, Connecticut 06103

(Name and Address of Agent for Service)

Copies of All Correspondence to:

Robert N. Hickey, Esq.

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, D.C. 20006

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

Title of Securities Being Registered: Shares of beneficial interest, $0.001 par value per share.

The Registrant has registered an indefinite amount of securities of its Virtus Disciplined Small-Cap Value Fund under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940; accordingly, no fee is payable herewith. A Rule 24f-2 Notice for the Registrant’s fiscal year ended December 31, 2007 was filed with the Commission on or about March 11, 2008.

It is proposed that this filing will become effective on February 9, 2009 pursuant to Rule 488 of the Securities Act of 1933.

February     , 2009

Dear Shareholder:

The Board of Trustees of Virtus Equity Trust (“Equity Trust”) has approved the reorganization of Virtus Small-Cap Value Fund (“Small-Cap Value”), a series of Equity Trust, into Virtus Disciplined Small-Cap Value Fund (“Disciplined Small-Cap Value”), a series of the Virtus Insight Trust. Disciplined Small-Cap Value’s investment objective and investment strategies are similar to those of Small-Cap Value. The reorganization is expected to be completed on or about February 20, 2009. Once the reorganization is completed, you will become a shareholder of Disciplined Small-Cap Value and will receive shares of the corresponding class of Disciplined Small-Cap Value with an aggregate net asset value equal to the aggregate net asset value of your investment in Small-Cap Value. No sales charge will be imposed in connection with the reorganization.

The Board of Trustees of Equity Trust believes that the reorganization offers you the opportunity to pursue your investment goals in a larger fund with a stronger performance history. The Board of Trustees has carefully considered and has unanimously approved the reorganization, as described in the accompanying materials, and believes that the reorganization is in the best interests of Small-Cap Value and its shareholders. The expenses associated with the reorganization will be paid by Small-Cap Value. You will not incur any sales charges in connection with the reorganization.

You are not being asked to vote on, or take any other action in connection with, the reorganization.

If you have any questions, please call (800) 243-1574 between 8:00 a.m. and 6:00 p.m. Eastern time, Monday through Thursday, and Friday until 5:00 p.m.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

Virtus Investment Partners
C/O State Street Bank & Trust Co
PO Box 8301	Toll Free 800-243-1574
Boston MA 02266-8301	Virtus.com

Mutual Funds distributed by Phoenix Equity Planning Corporation

ACQUISITION OF ASSETS OF

VIRTUS SMALL-CAP VALUE FUND

(formerly named Phoenix Small-Cap Value Fund)

a series of

Virtus Equity Trust

(formerly named Phoenix Equity Trust)

c/o Phoenix Equity Planning Corporation

101 Munson Street

Greenfield, Massachusetts 01301

(800) 243-1574

BY AND IN EXCHANGE FOR SHARES OF

VIRTUS DISCIPLINED SMALL-CAP VALUE FUND

(formerly named Phoenix Insight Small-Cap Value Fund)

a series of

Virtus Insight Trust

(formerly named Phoenix Insight Funds Trust)

c/o Phoenix Equity Planning Corporation

101 Munson Street

Greenfield, Massachusetts 01301

(800) 243-1574

PROSPECTUS/INFORMATION STATEMENT

DATED FEBRUARY 9, 2009

This Prospectus/Information Statement is being furnished in connection with the reorganization of Virtus Small-Cap Value Fund (“Small-Cap Value”), a series of Virtus Equity Trust (“Equity Trust”), into the Virtus Disciplined Small-Cap Value Fund (“Disciplined Small-Cap Value”), a series of Virtus Insight Trust (“Insight Trust”). This Prospectus/Information Statement is being mailed on or about February 24, 2009.

THIS PROSPECTUS/INFORMATION STATEMENT IS FOR INFORMATIONAL PURPOSES ONLY. YOU DO NOT NEED TO DO ANYTHING IN RESPONSE TO THIS PROSPECTUS/ INFORMATION STATEMENT. WE ARE NOT ASKING YOU FOR A PROXY OR WRITTEN CONSENT, AND YOU ARE REQUESTED NOT TO SEND US A PROXY OR WRITTEN CONSENT.

GENERAL

The Board of Trustees of the Equity Trust has approved the reorganization of Small-Cap Value into Disciplined Small-Cap Value. Small-Cap Value and Disciplined Small-Cap Value are sometimes referred to respectively in this Prospectus/Information Statement individually as a “Fund” and collectively as the “Funds.”

In the reorganization, all of the assets of Small-Cap Value will be acquired by Disciplined Small-Cap Value in exchange for Class A and Class C shares of Disciplined Small-Cap Value, and Disciplined Small-Cap Value will assume all of the liabilities of Small-Cap Value prior to the reorganization (the “Reorganization”). As of February 6, 2009, all Class B shares of Small-Cap Value were converted to Class A shares. Class A and Class C shares of Disciplined Small-Cap Value will be distributed pro rata to each shareholder of Small-Cap Value, in liquidation of Small-Cap Value, and Small-Cap Value will be terminated as a series of Virtus Equity Trust. You will then hold that number of full and fractional shares of Disciplined Small-Cap Value which have an aggregate net asset value equal to the aggregate net asset value of your shares of Small-Cap Value.

Small-Cap Value is a diversified series of Virtus Equity Trust, a Delaware statutory trust, registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Diversified Small-Cap Value is a series of Virtus Insight Trust, a Massachusetts business trust, registered as an open-end management investment company under the 1940 Act. The investment objective of Small-Cap Value is similar to that of Disciplined Small-Cap Value, as follows:

Fund	Investment Objective

Small-Cap Value	Long-term capital appreciation (non-fundamental).

Disciplined Small-Cap Value	Capital appreciation with income as a secondary objective (non-fundamental).

The investment strategies for Small-Cap Value are similar to those for Disciplined Small-Cap Value. However, there are some differences. Under normal circumstances, at least 80% of each Fund’s assets are invested in small-cap securities that, at the time of purchase, have market capitalizations within the range of companies included in the Russell 2000® Value Index.

This Prospectus/Information Statement explains concisely the information about Disciplined Small-Cap Value that you should know. Please read it carefully and keep it for future reference. Additional information concerning each Fund and the Reorganization is contained in the documents described below, all of which have been filed with the Securities and Exchange Commission (“SEC”):

Information about Small-Cap Value:	How to Obtain this Information:

Prospectus of Equity Trust relating to Small-Cap Value, dated June 6, 2008, as supplemented and as revised October 1, 2008

Statement of Additional Information of Equity Trust, dated June 6, 2008, as supplemented and as revised October 1, 2008

Annual Report of Equity Trust relating to Small-Cap Value for the fiscal year ended March 31, 2008

Semi-Annual report of Equity Trust relating to Small-Cap Value for the six month period ended September 30, 2008

Copies are available upon request and without charge if you:

•        Visit www.virtus.com on the internet; or

•        Write to Phoenix Equity Planning
Corporation, 100 Pearl Street,
Hartford, CT 06103; or

•        Call (800) 243-1574 toll-free

Information about Disciplined Small-Cap Value:	How to Obtain this Information:

Prospectus of Insight Trust relating to Disciplined Small-Cap Value, dated May 1, 2008, as supplemented and as revised October 1, 2008

Statement of Additional Information of Insight Trust, dated May 1, 2008, as supplemented and as revised October 1, 2008

Annual Report of Insight Trust relating to Disciplined Small-Cap Value for the fiscal year ended December 31, 2007

Semi-Annual report of the Trust relating to Disciplined Small-Cap Value for the six month period ended June 30, 2008

Copies are available upon request and without charge if you:

•        Visit www.virtus.com on the internet; or

•        Write to Phoenix Equity Planning
Corporation, 100 Pearl Street,
Hartford, CT 06103; or

•        Call (800) 243-1574 toll-free

Information about the Reorganization:	How to Obtain this Information:

Statement of Additional Information dated February 9, 2009, which relates to this Prospectus/Information Statement and the Reorganization

Copies are available upon: request and without charge if you:

•        Visit www.virtus.com on the internet; or

•        Write to Phoenix Equity Planning
Corporation, 100 Pearl Street,
Hartford, CT 06103; or

•        Call (800) 243-1574 toll-free

You can also obtain copies of any of these documents without charge on the EDGAR database on the SEC’s internet site at http://www.sec.gov. Copies are available for a fee by electronic request at the following e-mail address: publicinfo@sec.gov, or from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

Information relating to Small-Cap Value is contained in the Prospectus of Equity Trust dated June 6, 2008, as supplemented and revised October 1, 2008 (SEC File No. 811-00945) and information relating to Disciplined Small-Cap Value is contained in the Prospectus of Insight Trust dated May 1, 2008, as supplemented and revised October 1, 2008 (SEC File No. 811- 07447) and is incorporated by reference in this document. (This means that such information is legally considered to be part of this Prospectus/Information Statement). The Statement of Additional Information dated February 9, 2009 relating to this Prospectus/Information Statement and the Reorganization, which includes the financial statements of both Trusts relating to Small-Cap Value and Disciplined Small-Cap Value for the fiscal years ended March 31, 2008 and December 31, 2007, respectively, and the six-month periods ended September 30, 2008 and June 30, 2008, respectively, and includes pro forma financial statements of Insight Trust relating to Disciplined Small-Cap Value for the 12-month period ended June 30, 2008, is incorporated by reference in its entirety in this document.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS/INFORMATION STATEMENT IS ACCURATE OR ADEQUATE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.

An investment in Disciplined Small-Cap Value:

•	is not a deposit of, or guaranteed by, any bank

•	is not insured by the FDIC, the Federal Reserve Board or any other government agency

•	is not endorsed by any bank or government agency

•	involves investment risk, including possible loss of the purchase payment of your original investment

SUMMARY

THIS SECTION SUMMARIZES THE PRIMARY FEATURES AND CONSEQUENCES OF THE REORGANIZATION. IT MAY NOT CONTAIN ALL OF THE INFORMATION THAT IS IMPORTANT TO YOU. TO UNDERSTAND THE REORGANIZATION, YOU SHOULD READ THIS ENTIRE PROSPECTUS/INFORMATION STATEMENT AND THE EXHIBIT.

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Information Statement, the Prospectus and Statement of Additional Information relating to the Funds and the form of the Agreement and Plan of Reorganization (the “Plan”), which is attached to this Prospectus/Information Statement as Exhibit A.

Why is the Reorganization occurring?

The Reorganization is part of a restructuring designed to eliminate the offering of overlapping funds with similar investment objectives and investment strategies within the Virtus Mutual Funds complex, while simultaneously creating economies of scale for the surviving funds that are intended to lower fund expenses. The proposed Reorganization will allow shareholders of Small-Cap Value to own a fund that is similar in style and objective, and with a greater amount of combined assets, after the reorganization. However, performance of Disciplined Small-Cap Value for the one and five year periods ended December 31, 2008 exceeded that of Small-Cap Value. Total fund operating expenses for Disciplined Small-Cap Value are lower than the total fund operating expenses for Small-Cap Value. The Reorganization should create better efficiencies for the portfolio management team, which should benefit Disciplined Small-Cap Value and its shareholders, and perhaps results in lower fees for all Disciplined Small-Cap Value share classes.

What are the key features of the Reorganization?

The Plan sets forth the key features of the Reorganization. For a complete description of the Reorganization, see Exhibit A. The Plan generally provides for the following:

•	the transfer in-kind of all of the assets of Small-Cap Value to Disciplined Small-Cap Value in exchange for Class A and Class C shares of Disciplined Small-Cap Value;

•	the assumption by Disciplined Small-Cap Value of all of the liabilities of Small-Cap Value;

•	the liquidation of Small-Cap Value by the distribution of Class A and Class C shares of Disciplined Small-Cap Value to Small-Cap Value’s shareholders; and

•	the structuring of the Reorganization as a tax-free reorganization for federal income tax purposes.

The Reorganization is expected to be completed on or about February 20, 2009.

After the Reorganization, what shares of Disciplined Small-Cap Value will I own?

If you own Class A or Class C shares of Small-Cap Value, you will own Class A or Class C, respectively, of Disciplined Small-Cap Value. The new shares you receive will have the same aggregate net asset value as your shares of Small-Cap Value, as of the close of business on the day immediately prior to the Reorganization.

How will the Reorganization affect me?

It is anticipated that the Reorganization will result in better operating efficiencies. Upon the reorganization of Small-Cap Value into Disciplined Small-Cap Value, operating efficiencies are anticipated to be achieved by Disciplined Small-Cap Value because it will have a greater level of assets. As of September 30, 2008, Small-Cap Value’s net assets were approximately $97.0 million and Disciplined Small-Cap Value’s net assets were approximately $88.5 million. It is believed that a larger, combined fund will have a greater likelihood of gaining additional assets, which may lead to greater economies of scale. Total gross fund operating expenses for the 12-month period ended March 31, 2008, for Class A and Class C shares of Small-Cap Value are 1.59% and 2.34%, respectively, while current total gross operating expenses for the 12-month period ended June 30, 2008 for Class A and Class C shares of Disciplined Small-Cap Value are 1.29% and 2.04%, respectively.

After the Reorganization, the value of your shares will depend on the performance of Disciplined Small-Cap Value rather than that of Small-Cap Value. The Board of Trustees of the Trust believes that the Reorganization will benefit both Funds and their respective shareholders. The costs of the Reorganization, including the cost of mailing this Prospectus/Information Statement, will be paid by Small-Cap Value.

Disciplined Small-Cap Value may pay dividends from net investment income semiannually and may distribute net realized capital gains, if any, at least annually. These dividends and distributions will continue to be automatically reinvested in additional Class A and Class C shares of Disciplined Small-Cap Value or distributed in cash, in accordance with your election.

The Trustees of Equity Trust and Insight Trust, including the Trustees who are not “interested persons” as such term is defined in the 1940 Act (the “Disinterested Trustees”), have concluded that the Reorganization would be in the best interests of the respective Funds and their respective shareholders, and that the interests of the Funds’ existing shareholders will not be diluted as a result of the Reorganization.

Will I be able to purchase, exchange and redeem shares and receive distributions in the same way?

The Reorganization will not affect your right to purchase and redeem shares, to exchange shares or to receive distributions. After the Reorganization, you will be able to purchase additional Class A and Class C shares, as applicable, of Disciplined Small-Cap Value in the same manner as you did for your shares of Small-Cap Value before the Reorganization. For more information, see “Purchase and Redemption Procedures,” “Exchange Privileges” and “Dividend Policy” below.

How do the Funds’ investment objectives, principal investment strategies and risks compare?

The investment objective and the investment strategies of the Funds are similar. The investment objective of each Fund is non-fundamental, which means that each may be changed by vote of the respective Fund’s Trustees, without shareholder approval. Both Funds invest in small-cap equities within the range of companies included on the Russell 2000® Value index, but Small-Cap Value may also invest in convertible instruments.

The following tables summarize a comparison of Small-Cap Value and Disciplined Small-Cap Value with respect to their investment objectives and principal investment strategies, as set forth in the Prospectus and Statement of Additional Information relating to each Fund.

Small-Cap Value

Investment Objective	Long-term capital appreciation (non-fundamental).

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in common stocks that, at the time of initial purchase, have market capitalizations within the range of companies included in the Russell 2000® Value Index. Because small capitalization companies are defined by reference to an index, the market capitalization of companies in which the Fund may invest may vary with market conditions. As of December 31, 2008, the market capitalization range of companies included in the Russell 2000® Value index was $7.8 million to $3.3 billion. The Fund invests in a portfolio of common stocks and securities convertible into common stocks of primarily domestic (U.S.) companies. Generally, the Fund will invest in securities traded on the New York Stock Exchange, the American Stock Exchange and in over-the-counter markets. The Fund’s policy of investing at least 80% of its assets in securities of issuers with small capitalizations may be changed only upon 60 days written notice to shareholders.

The subadviser applies a quantitative security selection process that screens a universe of stocks that generally fall within the Russell 2000® Value Index. The screening process utilizes a proprietary model that looks at indicators such as price to earnings, price to cash flow, growth in earnings and cash flow, earnings momentum, and a variety of other similar metrics. The subadviser then selects the stocks that exhibit the best characteristics and highest rankings within the models and creates, in its opinion, a well diversified portfolio of small capitalization value stocks in a broad array of industry groups and sectors.

Generally, the subadviser sells when a stock’s target price is reached, when the issuer or industry suffers negative changes, or when there is a change in the investment criteria that prompted the initial purchase.

The Fund’s investment strategies may lead to a higher portfolio turnover rate. A higher portfolio turnover rate increases brokerage and other transaction costs to the Fund, negatively affects fund performance, and may increase capital gain distributions, resulting in greater tax liability to you.

Disciplined Small-Cap Value

Investment Objective	Capital appreciation, with income as a secondary objective (non-fundamental).

Principal Investment Strategies

The Fund normally invests at least 80% of its assets in securities of small-cap companies. These securities will normally be equities and equity-like instruments. The Fund’s subadviser normally considers small-cap companies to include those with a market capitalization no larger than that of the largest company in the Russell 2000® Value Index, an index comprised of stocks with market capitalizations ranging from $7.8 million to $3.3 billion as of December 31, 2008. As of December 31, 2008, the market capitalization of the equity issuers in which the Fund was invested ranged from $95.8 million to $3.9 billion. The Fund’s policy of investing at least 80% of its assets in the securities of small-cap companies may be changed only upon 60 days written notice to shareholders.

The subadviser seeks securities it considers to be undervalued at the time of purchase. The subadviser uses a value investment strategy that seeks companies that are attractively valued relative to the securities of comparable companies. In searching for stocks with lower than average valuations, the subadviser considers, among other things, price-to-earnings and price-to-book ratios.

The subadviser seeks to maintain a risk level approximating that of the Russell 2000® Value Index, an index that measures the performance of those Russell 2000 companies with lower price-to-book and lower forecasted growth values.

The principal risks of the Funds are similar as well. For a discussion of the Fund’s principal risks, see the section entitled “ Risks” below.

The Funds have other investment policies, practices and restrictions which, together with their related risks, are also set forth in the Funds’ corresponding Prospectuses and Statements of Additional Information.

Although Small-Cap Value and Disciplined Small-Cap Value have similar investment objectives and strategies, certain securities held by Small-Cap Value may be sold in order to comply with the investment practices of Disciplined Small-Cap Value. We anticipate that such sales would occur after the Reorganization. We have been advised that the amount of securities sold, by Small-Cap Value, may be limited in order to treat the Reorganization as tax-free. For any such sales occurring after the Reorganization, the transaction costs will be borne by Disciplined Small-Cap Value. Such costs are ultimately borne by the Fund’s shareholders.

How do the Funds’ fees and expenses compare?

Prior to February 6, 2009, Small-Cap Value offered three classes of shares (Class A, Class B, and Class C). Class B shares were converted to Class A shares as of February 6, 2009. Therefore, Small-Cap Value currently offers Class A and Class C Shares. Disciplined Small-Cap Value offers Class A, Class C and Class I Shares. Disciplined Small-Cap Value’s Class I shares are not involved in this Reorganization or discussed in this document; however, you may refer to Disciplined Small-Cap Value’s Prospectus and Statement of Additional Information for more information on its Class I shares. You will not pay any initial or deferred sales charge in connection with the Reorganization.

The following tables allow you to compare the various fees and expenses that you may pay for buying and holding Class A and Class C shares of each of the Funds. The table entitled “Disciplined Small-Cap Value Pro Forma” shows you what fees and expenses are estimated to be assuming the Reorganization takes place.

The amounts for the Class A and Class C shares of Small-Cap Value and Disciplined Small-Cap Value set forth in the following tables and in the examples are based on the expenses for the applicable fund for the twelve month period ended March 31, 2008 and June 30, 2008, respectively. The amounts for Class A and Class C shares of Disciplined Small-Cap Value (Pro Forma) set forth in the following tables and in the examples are based on what the estimated expenses of Disciplined Small-Cap Value would have been for the twelve-month period ended June 30, 2008, assuming the Reorganization had taken place on July 1, 2007.

Shareholder Fees (fees paid directly from your investment)

	Small-Cap Value Class A		Disciplined Small-Cap Value Class A		Disciplined Small-Cap Value (Pro Forma) Class A
Maximum Sales Charge (Load) Imposed on a Purchase (as a percentage of offering price)	5.75%		5.75%		5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the value redeemed or the amount invested)	None	(1)	None	(1)	None	(1)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None
Redemption Fee	None		None		None
Exchange Fee	None		None		None

Fees and Expenses (as a percentage of average daily net assets)

	Small-Cap Value Class A	Disciplined Small-Cap Value Class A	Disciplined Small-Cap Value (Pro Forma) Class A
Management Fees	0.90%	0.70%	0.70%
Distribution and Shareholder Servicing (12b-1) Fees(2)	0.25%	0.25%	0.25%
Other Expenses	0.44%	0.34%	0.29%
Total Annual Fund Operating Expenses	1.59%	1.29%	1.24%

Shareholder Fees (fees paid directly from your investment)

	Small-Cap Value Class C		Disciplined Small-Cap Value Class C		Disciplined Small-Cap Value (Pro Forma) Class C
Maximum Sales Charge (Load) Imposed on a Purchase (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the value redeemed or the amount invested)	1.00	%(3)	1.00	%(3)	1.00	%(3)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None
Redemption Fee	None		None		None
Exchange Fee	None		None		None

Fees and Expenses (as a percentage of average daily net assets)

	Small-Cap Value Class C	Disciplined Small-Cap Value Class C	Disciplined Small-Cap Value (Pro Forma) Class C
Management Fees	0.90%	0.70%	0.70%
Distribution and Shareholder Servicing (12b-1) Fees(2)	1.00%	1.00%	1.00%
Other Expenses(4)	0.44%	0.34%	0.29%
Total Annual Fund Operating Expenses	2.34%	2.04%	1.99%

(1)	A contingent deferred sales charge of 1% may apply on certain redemptions made within one year following purchases on which a finder’s fee has been paid. The one-year period begins on the last day of the month proceeding the month in which the purchase was made.
(2)	Distribution and Shareholder Servicing (12b-1) Fees represent an asset-based sales charge that, for a long-term shareholder, over time may be higher than the maximum front-end sales charge permitted by the FINRA.
(3)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only. For purposes of calculating the time period held, Class C Shares are considered purchased on the trade date.
(4)	Expenses have been restated to reflect current fee structures.

The tables below show examples of the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The examples are intended to help you compare the cost of investing in the Funds and Disciplined Small-Cap Value (Pro Forma), assuming the Reorganization takes place. The examples assume a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The following tables also assume that total annual operating expenses remain the same. The examples are for illustration only, and your actual costs may be higher or lower.

Examples of Fund Expenses

	Class A
	One Year	Three Years	Five Years	Ten Years
Small-Cap Value	$710	$994	$1,299	$2,163

Disciplined Small-Cap Value	$699	$961	$1,243	$2,045

Disciplined Small-Cap Value (Pro Forma)	$694	$946	$1,217	$1,989

	Class C
	One Year	Three Years	Five Years	Ten Years
Small-Cap Value	$318	$674	$1,156	$2,487

Disciplined Small-Cap Value	$308	$642	$1,103	$2,378

Disciplined Small-Cap Value (Pro Forma)	$302	$625	$1,074	$2,319

You would pay the following expenses if you did not redeem your shares:

	Class C
	One Year	Three Years	Five Years	Ten Years
Small-Cap Value	$218	$674	$1,156	$2,487

Disciplined Small-Cap Value	$208	$642	$1,103	$2,378

Disciplined Small-Cap Value (Pro Forma)	$202	$625	$1,074	$2,319

How do the Funds’ performance records compare?

The following charts show how the Class A shares of Small-Cap Value and Disciplined Small-Cap Value have performed in the past. In five out of the last 10 calendar years, the Class A shares of Disciplined Small-Cap Value have outperformed the Class A shares of Small-Cap Value. Also, the before-tax returns for Class A shares of Disciplined Small-Cap Value were greater than the before-tax returns for Class A shares of Small-Cap Value for the five-year, and 10-year periods as of December 31, 2007. Small-Cap Value, a series of the Equity Trust (“Successor Fund”), is the successor of the Phoenix Small-Cap Value Fund, a series of Phoenix Investment Trust 06 (“Small-Cap Predecessor Fund”), resulting from a reorganization of the Small-Cap Predecessor Fund with and into the Successor Fund on March 10, 2008. The Small-Cap Predecessor Fund and the Successor Fund have identical investment objectives and strategies. The Successor Fund has adopted the past performance of the Small-Cap Predecessor Fund as its own. Therefore the performance tables below include the performance of the shares of the Small-Cap Predecessor Fund prior to Small-Cap Value’s commencement date. Past performance, before and after taxes, is not an indication of future results.

Year-by-Year Total Return (%)

The charts below show the percentage gain or loss in each full calendar year for the Class A shares of Small-Cap Value and Disciplined Small-Cap Value.

These charts should give you a general idea of the risks of investing in each Fund by showing how the Fund’s return, as applicable, has varied from year to year. These charts include the effects of Fund expenses. Each Fund’s average annual returns in the charts below do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. Each Fund can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of each chart.

Small-Cap Value

High Quarter: 2nd—2003    30.16%

Low Quarter: 4th—2008    -25.31%

Disciplined Small-Cap Value

High Quarter: 2nd—2003    20.10%

Low Quarter: 4th —2008    -23.70%

The next set of tables lists the average annual total return by class of Small-Cap Value and Disciplined Small-Cap Value for, as applicable, the past one, five and ten years and since inception (through December 31, 2008). The after-tax returns shown are for Class A shares of Small-Cap Value and Disciplined Small-Cap Value; after-tax returns for Class C shares of the Funds will vary. These tables include the effects of sales charges (where applicable) and fund expenses and are intended to provide you with some indication of the risks of investing in each Fund by comparing its performance with an appropriate widely recognized index of securities, a description of which can be found following the table. An index does not reflect fees, expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return (for the periods ended 12/31/2008)(1)

Small-Cap Value	1 Year Ended 12/31/08	5 Years Ended 12/31/08	10 Years Ended 12/31/08
Class A shares
Return Before Taxes	-42.82%	-4.90%	3.48%
Return After Taxes on Distributions(2)	[— %]	[— %]	[— %]
Return After Taxes on Distributions and Sale of Fund Shares(2)	[— %]	[— %]	[— %]
Class C shares
Return Before Taxes	-39.72%	-4.47%	3.33%
S&P 500® Index(3)	-37.00%	-2.19%	-1.38%
Russell 2000® Value Index(4)	-28.92%	0.27%	6.11%

Disciplined Small-Cap Value	1 Year Ended 12/31/08	5 Years Ended 12/31/08	Since Inception Class A	Since Inception Class C
Class A shares			8/17/99
Return Before Taxes	-33.57%	-1.39%	5.91%	—
Return After Taxes on Distributions(2)	[— %]	[— %]	[— %]	—
Return After Taxes on Distributions and Sale of Fund Shares(2)	[— %]	[— %]	[— %]	—
Class C shares				6/26/06
Return Before Taxes	-30.04%	—	—	-13.56%
S&P 500® Index(3)	-37.00%	-2.19%	-2.49%	-10.27%
Russell 2000® Value Index(4)	-28.92%	0.27%	6.40%	-11.62%

(1)	Each Fund’s average annual returns in the tables above reflect the deduction of the maximum sales charge for an investment in the Fund’s Class A shares and a full redemption in the Fund’s Class C shares.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the fees, expenses or taxes associated with the active management of an actual portfolio.

(4)

The Russell 2000® Value Index is a market capitalization-weighted index of value-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the fees, expenses or taxes associated with the active management of an actual portfolio.

For a detailed discussion of the manner of calculating total return, please see the Funds’ Statement of Additional Information. Generally, the calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date and the deduction of all recurring expenses that were charged to shareholders’ accounts.

Important information about Disciplined Small-Cap Value is also contained in management’s discussion of Disciplined Small-Cap Value’s performance, which appears in the most recent Annual Report of Insight Trust relating to Disciplined Small-Cap Value.

Who will be the Adviser and Subadviser of my Fund after the Reorganization? What will the advisory and subadvisory fees be after the Reorganization?

Management of the Funds

The overall management of Small-Cap Value and Disciplined Small-Cap Value is the responsibility of, and is supervised by, the Boards of Trustees of Equity Trust and Insight Trust, respectively.

Adviser

Virtus Investment Advisers, Inc., (the “Adviser” or “VIA”) is the investment adviser for Disciplined Small-Cap Value and is responsible for managing the Fund’s investment program and for the general operations of the Fund, including oversight of the Fund’s Subadviser and recommending its hiring, termination and replacement. The Adviser selects the subadviser, pays the subadviser’s fees and monitors the subadviser’s day-to-day management of the Fund.

Facts about the Adviser:

•	The Adviser is a wholly-owned subsidiary of Virtus Investment Partners and has acted as an investment adviser for over 70 years.

•	The Adviser acts as the investment adviser for over 50 mutual funds and as adviser to institutional clients, with assets under management of approximately $13.8 billion as of September 30, 2008.

•	The Adviser is located at 100 Pearl Street, Hartford, Connecticut 06103.

Subadviser

Harris Investment Management, Inc. (the “Subadviser” or “Harris”) is the investment subadviser to Disciplined Small-Cap Value. Pursuant to the Subadvisory Agreement with the Adviser, the Subadviser is responsible for the day-to-day management of the Fund’s portfolio.

Facts about the Subadviser:

•

Harris a wholly-owned subsidiary of Harris Bancorp, Inc. which is wholly owned by Harris Financial Corp. Harris Financial Corp. is wholly owned by the Bank of Montreal, a publicly-traded Canadian banking institution.

•	The Subadviser has been an investment adviser since 1989 and had approximately $13 billion in assets under management as of September 30, 2008.

•	The Subadviser is located at 190 South LaSalle Street, 4th Floor, P.O. Box 755, Chicago, IL 60690.

Portfolio Management

Jason Bulinski is a Principal and Portfolio Manager of Harris. Prior to joining Harris in 2003, Mr. Bulinski was a credit associate for a large banking institution from 2001 to 2003 and served as co-manager of an endowment fund for a university from 2002 to 2004. He has 7 years of investment management experience and was appointed as manager of the Fund in May of 2006. Mr. Bulinski is also a manager of the Virtus Disciplined Small-Cap Growth Fund and the Virtus Disciplined Small-Cap Opportunity Fund.

Thomas P. Lettenberger, CFA, is a Principal and Portfolio Manager of Harris. Prior to joining Harris in 2005, Mr. Lettenberger was a portfolio manager at an asset management firm from 2000 to 2005 with responsibility for institutional and mutual fund accounts. He has 10 years of investment management experience and was appointed as a manager of the Fund in May of 2006. Mr. Lettenberger is also a manager of the Virtus Disciplined Small-Cap Growth Fund and the Virtus Disciplined Small-Cap Opportunity Fund.

Todd Sanders, CFA, is a Principal and Portfolio Manager of Harris. Prior to joining Harris in 2006, Mr. Sanders was a portfolio manager for an investment management firm from 1998 to 2006. He has a total of 16 years of industry experience, including portfolio management and quantitative analysis, and was appointed as a manager of the Fund in May of 2006. Mr. Sanders is also a manager of the Virtus Disciplined Small-Cap Growth Fund and the Virtus Disciplined Small-Cap Opportunity Fund.

Please refer to the Statement of Additional Information of Disciplined Small-Cap Value for additional information about Disciplined Small-Cap Value’s portfolio managers, including the structure of and method of computing compensation, other accounts they manage and their ownership of shares of Disciplined Small-Cap Value.

Advisory Fees

For its management and supervision of the daily business affairs of Disciplined Small-Cap Value, the Adviser is entitled to receive a monthly investment management fee that is accrued daily against the value of Disciplined Small-Cap Value’s net assets at the annual rate of 0.70%.

Subadvisory Fees

Under the terms of the Subadvisory Agreement, the Subadviser is paid by the Adviser for providing advisory services to Disciplined Small-Cap Value. The Fund does not pay a fee to the Subadviser. The Adviser pays the Subadviser a subadvisory fee calculated at the annual rate of 0.38% of the Fund’s average daily net assets.

What will be the primary federal tax consequences of the Reorganization?

Prior to or at the completion of the Reorganization, the Funds will have received an opinion from the law firm of McDermott Will & Emery LLP that the Reorganization contemplated by the Plan shall, for federal income tax purposes, qualify as a tax-free reorganization described in section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and that each Fund will be a “party to a reorganization,” within the meaning of section 368(b) of the Code.

As a result, for federal income tax purposes, no gain or loss will be recognized by Small-Cap Value or its shareholders as a result of receiving shares of Disciplined Small-Cap Value in connection with the Reorganization. The aggregate tax basis and holding period of the shares of Disciplined Small-Cap Value that are received by the shareholders of Small-Cap Value will be the same as the aggregate tax basis and holding period of the shares of Small-Cap Value previously held by such shareholders, provided that such shares of Small-Cap Value are held as capital assets. In addition, no gain or loss will be recognized by Disciplined Small-Cap Value upon the receipt of the assets of Small-Cap Value in exchange for shares of Disciplined Small-Cap Value and the assumption by Disciplined Small-Cap Value of Small-Cap Value’s liabilities, and the holding period and tax basis of the assets of Small-Cap Value in the hands of Disciplined Small-Cap Value as a result of the Reorganization will be the same as in the hands of Small-Cap Value immediately prior to the Reorganization.

RISKS

Are the risk factors for the Funds similar?

Yes. The primary risk factors are substantially similar due to the similar investment objectives and the similar investment styles of the Funds. The risks of Disciplined Small-Cap Value are described in greater detail in that Fund’s Prospectus.

What are the primary risks of investing in each Fund?

An investment in each Fund is subject to certain risks. There is no assurance that investment performance of either Fund will be positive or that the Funds will meet their investment objectives. The following tables and discussions highlight the primary risks associated with investment in each of the Funds. Although applicable to both Funds (except as indicated), certain of these risks do not appear in Small-Cap Value’s prospectus. These differences in disclosure do not reflect actual differences in the risks between the funds so are shown here as applicable to both Funds.

Each of the Funds is subject to Equity Securities Risk, Market Risk, Small Company Risk, Value Stocks Risk and Volatility Risk.

Equity Securities Risk	Generally, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (such as changes in inflation or consumer demand) and to events that affect particular issuers (such as news about the success or failure of a new product).

Market Risk	The market value of the Fund’s investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy or it may affect the market as a whole.

Small Company Risk	Companies with small market capitalizations are often companies with a limited operating history or companies in industries that have recently emerged due to cultural, economic, regulatory or technological developments. The trading volume of small company securities is normally lower than that of larger companies. Changes in the demand for the securities of smaller companies generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

Value Stock Risk	Value stocks involve the risk that the value of the security will not be recognized for an unexpectedly long period of time and that the security is not undervalued but is appropriately priced due to fundamental problems not yet apparent. Value-oriented funds typically underperform when growth investing is in favor.

Volatility Risk	The Fund’s performance may be affected by unanticipated events (e.g., significant earnings shortfalls or gains, war, or political events) that cause major price changes in individual securities or market sectors.

Small-Cap Value is also subject to Convertible Securities Risk.

Convertible Securities Risk	Convertible securities may be subject to redemption at the option of the issuer. If a security is called for redemption, the fund may have to redeem the security, convert it into common stock or sell it to a third party at a price and time that is not beneficial for the fund. In addition, securities convertible into common stock may have higher yields than common stocks but lower yields than comparable nonconvertible securities.

INFORMATION ABOUT THE REORGANIZATION

Reasons for the Reorganization

Both Funds have similar investment objectives. The Reorganization will allow shareholders of Small-Cap Value to own a fund that is similar in style and size, resulting in a fund with a greater amount of assets. It is anticipated that the Reorganization will create better efficiencies for the portfolio management team and perhaps lower expenses for Disciplined Small-Cap Value, which could benefit shareholders of Small-Cap Value.

At a Board meeting held on November 20, 2008, the Board of Trustees of Equity Trust, on behalf of Small-Cap Value, considered and unanimously approved the Reorganization. They determined that the Reorganization was in the best interests of Small-Cap Value and its shareholders, and that the interests of the existing shareholders of Small-Cap Value would not be diluted as a result of the transactions contemplated by the Reorganization.

Before approving the Plan, the Board of Trustees evaluated extensive information provided by the management of the Funds and reviewed various factors about the Funds and the Reorganization. The Board of Trustees noted that Disciplined Small-Cap Value has a similar investment objective as Small-Cap Value and its performance for the year-to-date and the one-, three-, and five-year periods ended September 30, 2008, exceeded that of Small-Cap Value. In addition, total fund operating expenses for Disciplined Small-Cap Value are lower than the current gross fund operating expenses for Small-Cap Value.

The Board of Trustees considered the relative asset size of each Fund, including the benefits of creating an entity with a higher combined level of assets.

In addition, the Trustees considered, among other things:

•	the terms and conditions of the Reorganization;

•	the fact that the Reorganization would not result in the dilution of shareholders’ interests;

•	the fact that Small-Cap Value and Disciplined Small-Cap Value have similar investment objectives and similar principal investment strategies;

•	the fact that Small-Cap Value will bear the expenses incurred by the Funds in connection with the Reorganization;

•	the benefits to shareholders, including operating efficiencies, which may be achieved from combining the Funds;

•	the fact that Disciplined Small-Cap Value would assume all of the liabilities of Small-Cap Value;

•	the fact that the Reorganization is expected to be a tax-free transaction for federal income tax purposes; and

•	alternatives available to shareholders of Small-Cap Value, including the ability to redeem their shares.

During their consideration of the Reorganization, the Board of Trustees of Equity Trust met with counsel for the Disinterested Trustees regarding the legal issues involved.

After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any operating efficiencies or other benefits would in fact be realized, the Board of Trustees of Equity Trust concluded that the proposed Reorganization would be in the best interests of Small-Cap Value and its shareholders. Consequently, they unanimously approved the Plan.

The Board of Trustees of Insight Trust also unanimously approved the Plan on behalf of Disciplined Small-Cap Value.

Agreement and Plan of Reorganization

The following summary is qualified in its entirety by reference to the Plan (the form of which is attached as Exhibit A to this Prospectus/Information Statement).

The Plan provides that all of the assets of Small-Cap Value will be acquired by Disciplined Small-Cap Value in exchange for Class A and Class C shares of Disciplined Small-Cap Value and the assumption by Disciplined Small-Cap Value of all of the liabilities of Small-Cap Value on or about February 20, 2009, or such other date as may be agreed upon by the parties (the “Closing Date”). Prior to the Closing Date, Small-Cap Value will endeavor to discharge or accrue for all of its known liabilities and obligations. Small-Cap Value will prepare an unaudited statement of its assets and liabilities as of the Closing Date.

At or prior to the Closing Date, Small-Cap Value will declare a dividend or dividends and distribution or distributions which, together with all previous dividends and distributions, shall have the effect of distributing to the Fund’s shareholders all of the Fund’s investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid), all of the Fund’s net tax exempt income and all of its net capital gains realized in all taxable periods ending on the Closing Date (after reductions for any capital loss carry forward).

The number of full and fractional shares of each class of Disciplined Small-Cap Value to be received by the shareholders of Small-Cap Value will be determined by multiplying the respective outstanding class of shares of Small-Cap Value by a factor which shall be computed by dividing the net asset value per share of the respective class of shares of Small-Cap Value by the net asset value per share of the respective class of shares of Disciplined Small-Cap Value. These computations will take place as of immediately after the close of business on the New York Stock Exchange and after the declaration of any dividends on the Closing Date (the “Valuation Date”). The net asset value per share of each class will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares.

Phoenix Equity Planning Corporation (“PEPCO”), the administrator for both Funds, will compute the value of each Fund’s respective portfolio of securities. The method of valuation employed will be consistent with the procedures set forth in the Prospectuses and Statements of Additional Information of the Funds, Rule 22c-1 under the 1940 Act, and with the interpretations of that Rule by the SEC’s Division of Investment Management.

Immediately after the transfer of its assets to Disciplined Small-Cap Value, Small-Cap Value will liquidate and distribute pro rata to its shareholders as of the close of business on the Closing Date the full and fractional shares of Disciplined Small-Cap Value received by Small-Cap Value. The liquidation and distribution will be accomplished by the establishment of accounts in the names of Small-Cap Value’s shareholders on Disciplined Small-Cap Value’s share records of its transfer agent. Each account will represent the respective pro rata number of full and fractional shares of Disciplined Small-Cap Value due to Small-Cap Value’s shareholders. All issued and outstanding shares of Small-Cap Value will be canceled. The shares of Disciplined Small-Cap Value to be issued will have no preemptive or conversion rights and no share certificates will be issued. After these distributions and the winding up of its affairs, Small-Cap Value will be terminated.

The consummation of the Reorganization is subject to the conditions set forth in the Plan, including, accuracy of various representations and warranties and receipt of opinions of counsel. The Plan may be terminated (a) by the mutual agreement of the Funds; (b) by either Fund if the Reorganization has not occurred on or before June 30, 2009, unless such date is extended by the Funds or (c) at or prior to the Closing Date by either Fund if the other Fund shall have materially breached its obligations under the Plan or made a material and intentional misrepresentation in or in connection with the Plan.

If the Reorganization is not consummated, the Adviser will pay the expenses incurred by the Funds in connection with the Reorganization. In such event, no portion of the expenses will be borne directly or indirectly by Small-Cap Value, Disciplined Small-Cap Value or their shareholders.

If the Reorganization is not consummated, the Board of Trustees of Equity Trust will consider other possible courses of action which may be in the best interests of Small-Cap Value’s shareholders.

Federal Income Tax Consequences

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368 of the Code. As a condition to the closing of the Reorganization, Small-Cap Value and Disciplined Small-Cap Value will receive an opinion from the law firm of McDermott Will & Emery LLP to the effect that, based upon certain facts, assumptions, and representations, the Reorganization contemplated by the Plan will, for federal income tax purposes, qualify as a tax-free reorganization described in section 368(a) of the Code, and that Small-Cap Value and Disciplined Small-Cap Value each will be a “party to a reorganization,” within the meaning of section 368 (b) of the Code.

As a result:

1.	No gain or loss will be recognized by Disciplined Small-Cap Value upon the receipt of the assets of Small-Cap Value solely in exchange for the shares of Disciplined Small-Cap Value and the assumption by Disciplined Small-Cap Value of the liabilities of Small-Cap Value;

2.	No gain or loss will be recognized by Small-Cap Value on the transfer of its assets to Disciplined Small-Cap Value in exchange for Disciplined Small-Cap Value’s shares and the assumption by Disciplined Small-Cap Value of the liabilities of Small-Cap Value or upon the distribution of Disciplined Small-Cap Value’s shares to Small-Cap Value’s shareholders in exchange for their shares of Small-Cap Value;

3.	No gain or loss will be recognized by Small-Cap Value’s shareholders upon the exchange of their shares of Small-Cap Value for shares of Disciplined Small-Cap Value in liquidation of Small-Cap Value;

4.	The aggregate tax basis of the shares of Disciplined Small-Cap Value received by each shareholder of Small-Cap Value pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of Small-Cap Value held by such shareholder immediately prior to the Reorganization, and the holding period of the shares of Disciplined Small-Cap Value received by each shareholder of Small-Cap Value will include the period during which the shares of Small-Cap Value exchanged therefore were held by such shareholder (provided that the shares of Small-Cap Value are held as capital assets on the date of the Reorganization); and

5.	The tax basis of the assets of Small-Cap Value acquired by Disciplined Small-Cap Value will be the same as the tax basis of such assets to Small-Cap Value immediately prior to the Reorganization, and the holding period of such assets in the hands of Disciplined Small-Cap Value will include the period during which the assets were held by Small-Cap Value.

Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, Small-Cap Value would recognize gain or loss on the transfer of its assets to Disciplined Small-Cap Value and each shareholder of Small-Cap Value would recognize a taxable gain or loss equal to the difference between its tax basis in its Small-Cap Value shares and the fair market value of the shares of Disciplined Small-Cap Value it received.

Shareholders of Small-Cap Value should consult their tax advisors regarding the effect of the Reorganization in light of their individual circumstances.

Pro-forma Capitalization

The following table sets forth the capitalization of Small-Cap Value and Disciplined Small-Cap Value as of June 30, 2008, and the capitalization of Disciplined Small-Cap Value on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately [        ] Class A shares and [        ] Class C shares of Disciplined Small-Cap Value for each Class A and Class C share, respectively, of Small-Cap Value.

Capitalization of Small-Cap Value, Disciplined Small-Cap Value and

Disciplined Small-Cap Value (Pro Forma)*

	Small-Cap Value	Disciplined Small-Cap Value	Adjustments	Disciplined Small-Cap Value Pro-forma (After Reorganization)
Net Assets

Class A	$70,333	$22,163	$9,920	$102,416

Class B***	9,920	0	(9,920)	0

Class C	28,483	266	0	28,749

Class I	0	70,249	0	70,249
Total Net Assets	$108,736	$92,678	$0	$201,414
Net Asset Value Per Share

Class A	$11.18	$28.76		$28.76

Class B***	$9.84	$0		$0

Class C	$984	$28.35		$29.16
Class I		$29.16
Shares Outstanding

Class A	6,296	771	(3,506)	3,561

Class B***	1,008	0	(1,008)	0

Class C	2,896	9	(1,891)	1,014

Class I	0	2,409	0	2,409
Total Shares Outstanding**	10,200	3,189	(6,405)	6,984
*	Table reflects $50,000 of estimated merger expenses.
**	Reflects change in shares outstanding due to reduction of Class A and Class C shares of Disciplined Small-Cap Value in exchange for Class A and Class C shares, respectively, of Small-Cap Value based on the net asset value of Disciplined Small-Cap Value’s Class A and Class C shares, respectively, at June 30, 2008.
***	As of February 6, 2009, all Class B shares were converted to Class A shares.

The table set forth above should not be relied upon to calculate the number of shares to be received in the Reorganization; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Reorganization.

Distribution of Shares

PEPCO, an affiliate of Virtus Investment Partners and the sole shareholder of the Adviser, serves as the national distributor of the Funds’ shares. PEPCO distributes the Funds’ shares either directly or through securities dealers or agents or bank-affiliated securities brokers. Each class of shares of the Funds has a separate distribution arrangement and bears its own distribution expenses, if any.

In the proposed Reorganization, shareholders of Small-Cap Value owning Class A or Class C shares will receive Class A or Class C shares, respectively, of Disciplined Small-Cap Value. Class A shares may pay a sales charge at the time of purchase of up to 5.75% of the offering price. Class A Shares on which a finder’s fee has been paid may incur a 1% deferred sales charge if the shares are redeemed within one year of purchase. The one-year period begins on the last day of the month preceding the month in which the purchase was made. If you acquire Class A shares of Disciplined Small-Cap Value as a result of the Reorganization, you will continue to be subject to a deferred sales charge upon subsequent redemption to the same extent as if you had continued to hold your shares of Small-Cap Value. Class A shares are also subject to distribution-related fees. A Rule 12b-1 plan has been adopted for the Class A shares of the Funds under which the applicable Fund may pay a service fee at an annual rate which may not exceed 0.25% of average daily net assets attributable to the Class.

Class C shares are sold without a front-end sales charge and are subject to a 1.00% contingent deferred sale charge (“CDSC”) if such shares are redeemed within one year of purchase. For purposes of calculating the CDSC that you may pay when you dispose of any Class C shares acquired as a result of the Reorganization, the length of time you hold shares in Disciplined Small-Cap Value will be added to the length of time you held shares in Small-Cap Value. If you acquire Class C shares as a result of the Reorganization, you will continue to be subject to a CDSC upon subsequent redemption to the same extent as if you had continued to hold your shares of Small-Cap Value. Class C shares are also subject to distribution-related fees. A Rule 12b-1 plan has been adopted for the Class C shares of the Funds under which the applicable Fund may pay for distribution-related expenses at an annual rate which may not exceed 1.00% of average daily net assets attributable to the Class. Class C shares issued to shareholders of Small-Cap Value in connection with the Reorganization will continue to be subject to the CDSC schedule in place at the time of their original purchase.

In connection with the Reorganization, no sales charges are imposed. More detailed descriptions of the Class A and Class C shares and the distribution arrangements applicable to these classes of shares are contained in the Prospectus and Statement of Additional Information relating to Disciplined Small-Cap Value.

Purchase and Redemption Procedures

Information concerning applicable sales charges and distribution-related fees is provided above. Investments in the Funds are not insured. For information about minimum purchase requirements, see “Your Account” and “How to Buy Shares” in each Fund’s Prospectus. Each Fund, subject to certain restrictions, provides for telephone or mail redemption of shares at net asset value, less any CDSC, as next determined after receipt of a redemption order on each day the New York Stock Exchange is open for trading. Each Fund reserves the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash. Additional information concerning purchases and redemptions of shares, including how each Fund’s net asset value is determined, is contained in the respective Fund’s Prospectus. Each Fund may involuntarily redeem shareholders’ accounts that have a balance below $200, subject to sixty-days written notice. All investments are invested in full and fractional shares. The Funds reserve the right to reject any purchase order.

Exchange Privileges

Small-Cap Value and Disciplined Small-Cap Value currently offer shareholders identical exchange privileges. Shareholders of each Fund may exchange their shares for shares of a corresponding class of shares of other affiliated Virtus Mutual Funds.

On exchanges with corresponding classes of shares that carry a contingent deferred sales charge, the contingent deferred sales charge schedule of the original shares purchased continues to apply. Additional information concerning the Funds’ exchange privileges is contained in the Funds’ Prospectuses.

Dividend Policy

The Funds distribute net investment income semiannually. Both Funds distribute net realized capital gains, if any, at least annually.

All dividends and distributions of the Funds are paid in additional shares of the respective Fund unless a shareholder has elected to receive distributions in cash. See the Funds’ Prospectus for further information concerning dividends and distributions.

Each Fund has qualified, and Disciplined Small-Cap Value intends to continue to qualify, to be treated as a regulated investment company under the Code. To remain qualified as a regulated investment company, a Fund must distribute 90% of its taxable and tax-exempt income and diversify its holdings as required by the 1940 Act and the Code. While so qualified, so long as each Fund distributes all of its net investment company taxable and tax-exempt income and any net realized gains to its shareholders, it is expected that a Fund will not be required to pay any federal income taxes on the amounts distributed to its shareholders.

COMPARATIVE INFORMATION ON SHAREHOLDERS’ RIGHTS

Form of Organization

Disciplined Small-Cap Value is a series of Insight Trust, a diversified open-end management investment company registered with the SEC under the 1940 Act that was organized as a Massachusetts business trust in December 1995. Small-Cap Value is a series of Equity Trust, a diversified open-end management investment company registered with the SEC under the 1940 Act that was organized as a Delaware statutory trust in October 2000. Insight Trust and Equity Trust are governed by their respective Agreements and Declarations of Trust (“Declaration of Trust”) and By-Laws, Boards of Trustees, and Massachusetts or Delaware and federal law. Insight Trust and Equity Trust are each organized as a “series company” as that term is used in Rule 18f-2 under the 1940 Act. The series of Equity Trust currently consists of Small-Cap Value and 14 other mutual funds of various asset classes, while Insight Trust consists of Disciplined Small-Cap Value and 15 other mutual funds of various asset classes.

Capitalization

The beneficial interests in Insight Trust and Equity Trust are represented by an unlimited number of transferable shares of beneficial interest, $0.001 par value for Insight Trust and no par value for Equity Trust, of one or more series. The Declaration of Trust of each Insight Trust and Equity Trust permits the Trustees to allocate shares into one or more series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by each Fund.

Shares of the classes of each Fund represent an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees. Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees, as applicable. Shareholders of each Fund vote separately, by Fund, as to matters, such as changes in fundamental investment restrictions, that affect only their particular Fund. Shareholders of each Fund vote by class as to matters, such as approval of or amendments to Rule 12b-1 distribution plans, that affect only their particular class.

Shareholder Liability

Under Delaware law, shareholders of Equity Trust as a Delaware statutory trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. To the extent that Equity Trust or a shareholder of Equity Trust is subject to the jurisdiction of courts in other states, it is possible that a court may not apply Delaware law and may thereby subject shareholders of Equity Trust to liability. To guard against this risk, Equity Trust’s Declaration of Trust (a) provides that any written obligation of Equity Trust may contain a statement that such obligation may only be enforced against the assets of Equity Trust or the particular series in question and the obligation is not binding upon the shareholders of Equity Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of trust property of any shareholder held personally liable for the obligations of Equity Trust. Accordingly, the risk of a shareholder of Equity Trust incurring financial loss beyond that shareholder’s investment because of shareholder liability is limited to circumstances in which: (1) the court refuses to apply Delaware law; (2) no contractual limitation of liability was in effect; and (3) Equity Trust itself is unable to meet its obligations. In light of Delaware law, the nature of Equity Trust’s business, and the nature of its assets, the risk of personal liability to a shareholder of Equity Trust is remote.

Shareholders of Insight Trust as shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable under the applicable state law for the obligations of Insight Trust. However, the Declaration of Trust of Insight Trust contains an express disclaimer of shareholder liability and requires notice of such disclaimer be given in each agreement entered into or executed by indemnification out of the assets of Insight Trust.

Shareholder Meetings and Voting Rights

Equity Trust, on behalf of Small-Cap Value, and Insight Trust on behalf of Disciplined Small-Cap Value, are not required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% of the outstanding shares of Insight or Equity Trust. In addition, each Trust is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. Currently, neither Trust intends to hold regular shareholder meetings. Cumulative voting is not permitted in the election of Trustees of either Trust.

Except when a larger quorum is required by applicable law or the applicable governing documents, with respect to Equity Trust 33 1/3% of the shares, and with respect to Insight Trust 30% of the shares, entitled to vote constitutes a quorum for consideration of a matter at a shareholders’ meeting. When a quorum is present at a meeting, a majority (greater than 50%) of the shares voted is sufficient to act on a matter and a plurality of the shares voted is required to elect a Trustee (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act).

A Trustee of Equity Trust may be removed at a meeting of shareholders by a vote of two-thirds of the outstanding shares of Equity Trust, or with or without cause by the vote of two-thirds of the number of Trustees prior to removal. A Trustee of Insight Trust may be removed with cause at the meeting of shareholders by a vote of two-thirds of the outstanding shares of Insight Trust, or with cause by the vote of two-thirds of the number of Trustees prior to removal.

Under the Declaration of Trust of each of Equity Trust and Insight Trust, each shareholder is entitled to one vote for each dollar of net asset value of each share owned by such shareholder and each fractional dollar amount is entitled to a proportionate fractional vote.

The Declaration of Trust of Equity Trust provides that unless otherwise required by applicable law (including the 1940 Act), the Board of Trustees may, without obtaining a shareholder vote: (1) reorganize the Trust as a corporation or other entity, (2) merge the Trust into another entity, or merge, consolidate or transfer the assets and liabilities of a Fund or class of shares to another entity, and (3) combine the assets and liabilities held with respect to two or more series or classes into assets and liabilities held with respect to a single series or class.

The Declaration of Trust of Insight Trust provides that unless otherwise required by applicable law (including the 1940 Act): (1) the affirmative vote of the holders of two-thirds of the shares of Insight Trust are required for Insight Trust, or any series of Insight Trust, to merge or consolidate with or into, or sell substantially all of its assets to, one or more trusts (or series thereof), partnerships, associations, corporations or other business entities or cause the shares (or any portion thereof) to be exchanged under or pursuant to any state or federal statute; provided, however, that the affirmative vote of only a majority of the shareholders is required if such action is recommended by the Trustees; and (2) the affirmative vote of a majority of the shareholders is required in order for Insight Trust to reorganize under the laws of any state or other political subdivision of the United States.

Under certain circumstance, the Trustees of either Trust may also terminate the relevant Trust, a Fund, or a class of shares, upon written notice to the shareholders.

Liquidation

In the event of the liquidation of Equity Trust or Insight Trust, either Fund, or a class of shares, the shareholders are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to the Trust, the Fund or attributable to the class over the liabilities belonging to the Trust, the Fund or attributable to the class. The assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the dollar value of shares of a class of the Fund held by them on the date of distribution.

Liability and Indemnification of Trustees

Under each Trust’s Declaration of Trust, a Trustee is generally personally liable only for willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. As provided in the Declaration of Trust and By-Laws of each Trust, each Trustee of the Trusts is entitled to be indemnified against all liabilities and all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her office of Trustee, unless the Trustee (1) shall have been adjudicated by the court or other body before which the proceeding was brought to be liable to the relevant Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office of Trustee (collectively, “disabling conduct”) or (2) with respect to any proceeding disposed of without an adjudication by the court or other body before which the proceeding was brought that such Trustee was liable to the Trust or its shareholders by reason of disabling conduct, unless there has been a determination that the Trustee did not engage in disabling conduct. This determination may be made by (a) the court or other body before which the proceeding was brought, (b) a vote of a majority of those Trustees who are neither “interested persons” within the meaning of the 1940 Act nor parties to the proceeding or (c) an independent legal counsel in a written opinion. Each Trust may also advance money in connection with the preparation and presentation of a defense to any proceeding provided that the Trustee undertakes to repay the Trust if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust and By-Laws of Equity Trust and Insight Trust and Delaware or Massachusetts and federal law, as applicable, and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declaration of Trust, By-Laws and Delaware or Massachusetts and federal law directly for more complete information.

Shareholder Information

As of [                    ], 2008, the total number of shares of Small-Cap Value outstanding was as follows:

Number of Shares
Class A
Class B
Class C

Total

As of [                    ], the officers and Trustees of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of Small-Cap Value.

As of [                    ], the officers and Trustees of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of Disciplined Small-Cap Value.

Control Persons and Principal Holders of Securities

As of [                    ], the beneficial owners or record owners of more than 5% of the shares of Small-Cap Value or Disciplined Small-Cap Value were as follows:

Small-Cap Value

Name and Address	Class	No. of Shares	% of Shares of Portfolio Before Reorganization	% of Shares of Portfolio After Reorganization

Disciplined Small-Cap Value

Name and Address	Class	No. of Shares	% of Shares of Portfolio Before Reorganization	% of Shares of Portfolio After Reorganization

FINANCIAL STATEMENTS AND EXPERTS

The Annual Report of Equity Trust relating to Small Cap-Value, for the fiscal year ended as of March 31, 2008, including the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein and in the Registration Statement in reliance upon the report of PricewaterhouseCoopers LLP, independent registered public accounting firm also incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing. The unaudited Semi-Annual Report of Small-Cap Value for the six-month period ended September 30, 2008, has also been incorporated by reference herein.

The Annual Report of Insight Trust relating to Disciplined Small-Cap Value, for the year ended as of December 31, 2007, and the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein and in the Registration Statement. The financial statements and financial highlights of Insight Trust relating to Disciplined Small-Cap Value, for the period indicated therein have been incorporated by reference herein and in the Registration Statement in reliance upon the report of PricewaterhouseCoopers, independent registered public accounting firm also incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing. The unaudited Semi-Annual Report of Disciplined Small-Cap Value for the six-month period ended June 30, 2008, has also been incorporated by reference herein.

LEGAL MATTERS

Certain legal matters concerning the issuance of shares of Disciplined Small-Cap Value will be passed upon by Kevin J. Carr, Esq., Vice President, Chief Legal Officer, and Secretary of Insight Trust.

ADDITIONAL INFORMATION

Equity Trust and Insight Trust are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information including proxy material and charter documents with the SEC. These items can be inspected and copied at the Public Reference Facilities maintained by the SEC at 100 F Street, N.E., Washington, D.C. 20549, and at the SEC’s Chicago Regional Office located at 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604 and the SEC’s New York Regional office located at 3 World Financial Center, Suite 400, New York, New York 10281. Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

February 9, 2009

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 20 th day of November, 2008, by and between Virtus Insight Trust, a Massachusetts business trust (the “Acquiring Trust”), with its principal place of business at 101 Munson Street, Greenfield, Massachusetts 01301, on behalf of the Virtus Disciplined Small-Cap Value Fund (the “Acquiring Fund”), a separate series of the Acquiring Trust, and Virtus Equity Trust, a Delaware Statutory trust (the “Selling Trust”), on behalf of the Virtus Small-Cap Value Fund (the “Acquired Fund”), a separate series of the Selling Trust.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for voting shares of beneficial interest of the Acquiring Fund (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

The Acquired Fund is a separate series of the Selling Trust and the Acquiring Fund is a separate series of the Acquiring Trust, each of which is an open-end, registered investment company of the management type. The Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest.

The Board of Trustees of the Acquiring Trust, including a majority of the Trustees who are not “interested persons” of the Acquiring Trust, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), has determined, with respect to the Acquiring Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders, and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction.

The Board of Trustees of the Selling Trust, including a majority of the Trustees who are not “interested persons” of the Selling Trust, as defined in the 1940 Act, has also determined, with respect to the Acquired Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	TRANSACTION

1.1 Subject to the terms and conditions set forth herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund’s assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares, determined by dividing the value of the Acquired Fund’s net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing Date”).

1.2 The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable, that are owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund, on the Closing Date (collectively, the “Assets”).

1.3 The Acquired Fund will endeavor to discharge or accrue for all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall also assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1 (collectively, “Liabilities”). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4 Immediately after the transfer of Assets provided for in paragraph 1.1, the Acquired Fund will distribute to the Acquired Fund’s shareholders of record, determined as of immediately after the close of business on the Closing Date (the “Acquired Fund Shareholders”), on a pro rata basis, the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to the Acquired Fund’s shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the Acquired Fund shares owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund.

1.5 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund or its Transfer Agent, as defined in paragraph 3.3.

1.6 Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.	VALUATION

2.1 The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures established by the Acquired Fund’s Board of Trustees, which shall be described in the then-current prospectus and statement of additional information with respect to the Acquired Fund.

2.2 The net asset value of the Acquiring Fund Shares shall be the net asset value per share computed as of the Valuation Date, using the valuation procedures established by the Acquiring Trust’s Board of Trustees which shall be described in the Acquiring Fund’s then-current prospectus and statement of additional information.

2.3 The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s Assets shall be determined by dividing the value of the net assets with respect to the shares of the Acquired Fund determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share, determined in accordance with paragraph 2.2.

2.4 Phoenix Equity Planning Corporation (“PEPCO”) shall make all computations of value, in its capacity as administrator for the Acquiring Trust.

3.	CLOSING AND CLOSING DATE

3.1 The Closing Date shall be February 20, 2009, or such other date as the parties may agree. All acts taking place at the closing of the transaction (the “Closing”) shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of Virtus Partners, Inc., 100 Pearl Street, Hartford, CT 06103 or at such other time and/or place as the parties may agree.

3.2 The Selling Trust shall direct State Street Bank and Trust Company, as custodian for the Acquired Fund (the “Custodian”), to deliver, on the next business day after the Closing, a certificate of an authorized officer stating that the Assets shall have been delivered in proper form to the Acquiring Fund on the next business day following the Closing Date. The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed in the Acquired Fund’s name by its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Acquired Fund’s Custodian to the custodian for the Acquiring Fund for examination no later than on the next business day following the Closing Date, and shall be transferred and delivered by the Acquired Fund on the next business day following the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of such depositories and the Custodian, the Acquired Fund’s portfolio securities and instruments deposited with a “securities depository”, as defined in Rule 17f-4 under the 1940 Act. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.3 The Selling Trust shall direct PEPCO (the “Transfer Agent”), on behalf of the Acquired Fund, to deliver on the next business day following the Closing, a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquired Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Closing Date shall be postponed until the first Friday after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	REPRESENTATIONS AND WARRANTIES

4.1 The Selling Trust, on behalf of the Acquired Fund, represents and warrants as follows:

(a) The Acquired Fund is duly organized as a series of the Selling Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the State of Delaware with power under the Selling Trust’s Declaration of Trust to own all of its assets and to carry on its business as it is now being conducted;

(b) The Selling Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) On the Closing Date, the Selling Trust, on behalf of the Acquired Fund, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Trust, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

(f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Selling Trust’s Declaration of Trust or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Selling Trust, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Selling Trust, on behalf of the Acquired Fund, is a party or by which it is bound;

(g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts, including options, futures and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date;

(h) Except as otherwise disclosed in writing to and accepted by the Acquiring Trust, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Selling Trust, on behalf of the Acquired Fund, or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Selling Trust, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i) The unaudited Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at September 30, 2008 are in accordance with generally accepted accounting principles (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(j) Since September 30, 2008, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund’s portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

(k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

(m) All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

(n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of the Selling Trust, on behalf of the Acquired Fund, and this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles; and

(o) The information to be furnished by the Acquired Fund for use in registration statements and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto.

4.2 The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants as follows:

(a) The Acquiring Fund is duly organized as a series of the Acquiring Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts with power under the Acquiring Trust’s Agreement and Declaration of Trust (the “Trust Instrument”) to own all of its assets and to carry on its business as it is now being conducted;

(b) The Acquiring Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Fund under the 1933 Act, is in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used at all times previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Acquiring Trust’s Trust Instrument or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Trust, on behalf of the Acquiring Fund, is a party or by which it is bound;

(f) Except as otherwise disclosed in writing to and accepted by the Selling Trust, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquiring Trust, on behalf of the Acquiring Fund, or any of the Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of the Acquiring Fund’s business. The Acquiring Trust, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund’s business or the Acquiring Fund’s ability to consummate the transactions herein contemplated;

(g) On the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

(h) The unaudited financial statements of the Acquiring Fund at June 30, 2008 are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein;

(i) Since June 30, 2008, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For the purposes of this subparagraph (i), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change;

(j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company, has distributed in each such year all net investment company taxable income (computed without regard to any deduction for dividends paid) and net realized capital gains (after reduction for any capital loss carryforward) and has met the diversification requirements of the Code and the regulations thereunder;

(l) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Massachusetts law, it is theoretically possible that shareholders of the Acquiring Fund could, under certain circumstances, be held personally liable for obligations of the Acquiring Fund) and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

(m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Acquiring Trust, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n) Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable (recognizing that, under Massachusetts law, it is theoretically possible that shareholders of the Acquiring Fund could, under certain circumstances, be held personally liable for obligations of the Acquiring Fund);

(o) The information to be furnished by the Acquiring Trust for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(p) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

5.	COVENANTS OF THE SELLING TRUST ON BEHALF OF THE ACQUIRED FUND

5.1 The Acquired Fund will operate its business in the ordinary course between the date hereof and the Closing Date except as contemplated by this Agreement.

5.2 If necessary, the Selling Trust will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other actions necessary to obtain approval of the transactions contemplated herein.

5.3 The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4 The Acquired Fund shall assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the holders of the Acquired Fund’s shares.

5.5 Subject to the provisions of this Agreement, the Acquired Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6 As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing.

5.7 The Acquired Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.8 The Selling Trust, on behalf of the Acquired Fund, covenants that it will, from time to time, as and when reasonably requested by the Acquiring Trust, on behalf of the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Acquiring Trust, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Selling Trust’s, on behalf of the Acquired Fund’s, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) the Acquiring Trust’s, on behalf of the Acquiring Fund’s, title to and possession of all the assets, and to carry out the intent and purpose of this Agreement.

6.	COVENANTS OF THE ACQUIRING TRUST ON BEHALF OF THE ACQUIRING FUND

6.1 The Acquiring Fund will operate its business in the ordinary course between the date hereof and the Closing Date except as contemplated by this Agreement.

6.2 Subject to the provisions of this Agreement, the Acquiring Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

6.3 The Acquiring Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

6.4 The registration statement on Form N-14 (the “Registration Statement”) which the Acquiring Fund shall have prepared and filed for the registration under the 1933 Act of the Acquiring Fund Shares to be distributed to the Acquired Fund Shareholders pursuant hereto, shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the knowledge of the parties thereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

6.5 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Selling Trust, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Selling Trust’s election, to the performance by the Acquiring Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

7.1 All representations and warranties of the Acquiring Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2 The Acquiring Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Trust, on behalf of the Acquiring Fund on or before the Closing Date; and

7.3 The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the Acquiring Fund’s name by its President or Vice President, and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquired Fund shall reasonably request.

8.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Trust, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the Acquiring Trust’s election, to the performance by the Selling Trust, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

8.1 All representations and warranties of the Selling Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

8.2 The Selling Trust shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, as of the Closing Date, certified by the Treasurer of the Selling Trust;

8.3. The Selling Trust, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Selling Trust, on behalf of the Acquired Fund, on or before the Closing Date;

8.4 The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed; and

8.5 The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed in the Acquired Fund’s name by its President or Vice President, and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquiring Fund shall reasonably request.

9.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Selling Trust, on behalf of the Acquired Fund, or the Acquiring Trust, on behalf of the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

9.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund, as necessary, in accordance with the provisions of the Selling Trust’s Declaration of Trust, applicable Delaware law and the 1940 Act. Notwithstanding anything herein to the contrary, the Selling Trust, on behalf of the Acquired Fund, and the Acquiring Trust, on behalf of the Acquiring Fund, may not waive the conditions set forth in this paragraph 9.1;

9.2 On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

9.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Selling Trust and the Acquiring Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

9.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

9.5 The parties shall have received the opinion of McDermott Will & Emery LLP, addressed to the Acquiring Trust substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall, for federal income tax purposes, qualify as a tax-free reorganization described in Section 368(a) of the Code. The delivery of such opinion is conditioned upon receipt of representations it shall request of the Acquiring Trust. Notwithstanding anything herein to the contrary, the Acquiring Trust may not waive the condition set forth in this paragraph 9.5.

10.	BROKERAGE FEES AND EXPENSES

10.1 The Selling Trust, on behalf of the Acquired Fund, and the Acquiring Trust, on behalf of the Acquiring Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2 The expenses relating to the proposed Reorganization will be borne by the Acquired Fund. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement on Form N-14, printing and distributing the Acquiring Fund’s prospectus/proxy statement or information statement, legal fees, accounting fees, and securities registration fees. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.3 In the event the transactions contemplated by this Agreement are not consummated, then Virtus Investment Advisers, Inc. agrees that it shall bear all of the costs and expenses incurred by both the Acquiring Fund and the Acquired Fund in connection with such transactions.

11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1 The Selling Trust and the Acquiring Trust have not made any representation, warranty or covenant not set forth herein; this Agreement constitutes the entire agreement between the parties.

11.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

12.	TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before June 30, 2009 unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.	WAIVER

The Acquiring Fund and the Acquired Fund, after consultation with their respective counsel and by mutual consent of their respective Board of Trustees, may waive any condition to their respective obligations hereunder, except that the Acquiring Trust may not waive the condition set forth in paragraph 9.5.

14.	AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable and mutually agreed upon in writing by the authorized officers of the Selling Trust and the Acquiring Trust; provided, however, that following the meeting of the shareholders, if necessary, of the Acquired Fund called by the Selling Trust pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

15.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to Phoenix Equity Planning Corporation, 101 Munson Street, Greenfield, Massachusetts 01301, Attn: General Counsel.

16.	HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

16.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

16.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

16.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts without regard to its principles of conflicts of laws.

16.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

16.5 It is expressly agreed that the obligations of the Acquired Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Acquired Fund personally, but shall bind only the property of the Acquired Fund, as provided in the Declaration of Trust of the Acquired Fund. The execution and delivery by such officers of the Acquired Fund shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquired Fund as provided in the Declaration of Trust of the Acquired Fund.

16.6 It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Acquiring Fund personally, but shall bind only the Acquiring Trust property of the Acquiring Fund, as provided in the Trust Instrument of the Acquiring Fund. The execution and delivery by such officers of the Acquiring Fund shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the Acquiring Trust property of the Acquiring Fund as provided in the Trust Instrument of the Acquiring Fund.

[signature page follows]

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President, Vice President or Treasurer, as of the date first written above.

VIRTUS INSIGHT TRUST, on behalf of its series Virtus Disciplined Small-Cap Value Fund

By:
By:	W. Patrick Bradley
Title:	Chief Financial Officer and Treasurer

VIRTUS EQUITY TRUST, on behalf of its series Virtus Small-Cap Value Fund

By:
By:	W. Patrick Bradley
Title:	Chief Financial Officer and Treasurer

Agreed and accepted as to paragraph 10.3 only:

VIRTUS INVESTMENT ADVISERS, INC.

By:
By:	Kevin J. Carr
Title:	Vice President and Clerk

STATEMENT OF ADDITIONAL INFORMATION

Acquisition of Assets of

VIRTUS SMALL-CAP VALUE FUND

a series of

VIRTUS EQUITY TRUST

c/o Phoenix Equity Planning Corporation

101 Munson Street

Greenfield, Massachusetts 01301

(800) 243-1574

By and In Exchange For Shares of

VIRTUS DISCIPLINED SMALL-CAP VALUE FUND

a series of

VIRTUS INSIGHT TRUST

c/o Phoenix Equity Planning Corporation

101 Munson Street

Greenfield, Massachusetts 01301

(800) 243-1574

This Statement of Additional Information, dated February 9, 2009, relating specifically to the proposed transfer of the assets and liabilities of Virtus Small-Cap Value Fund (“Small-Cap Value”), a series of Virtus Equity Trust (“Equity Trust”), to the Virtus Disciplined Small-Cap Value Fund (“Disciplined Small-Cap Value”), a series of the Virtus Insight Trust (“Insight Trust”), in exchange for Class A and Class C shares of beneficial interest, $0.001 par value, of Disciplined Small-Cap Value (to be issued to holders of shares of Small-Cap Value), consists of the information set forth below pertaining to Small-Cap Value and Disciplined Small-Cap Value and the following described documents, each of which is incorporated by reference herein:

(1)	The Statement of Additional Information of Virtus Small-Cap Value, dated June 6, 2008 as supplemented and as revised October 1, 2008;

(2)	The Statement of Additional Information of Virtus Disciplined Small-Cap Value, dated May 1, 2008, as supplemented and as revised October 1, 2008;

(3)	Annual Report of Small-Cap Value for the fiscal year ended March 31, 2008;

(4)	Semi-Annual Report of Small-Cap Value for the six-month period ended September 30, 2008; and

(5)	Annual Report of Disciplined Small-Cap Value for the fiscal year ended December 31, 2007;

(6)	Semi-Annual Report of Disciplined Small-Cap Value for the six-month period ended June 30, 2008.

(7)	Pro Forma Financial Statements dated as of June 30, 2008 (attached hereto).

This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Information Statement of Small-Cap Value and Disciplined Small-Cap Value, dated February 9, 2009. A copy of the Prospectus/Information Statement may be obtained without charge by calling or writing to the Trust at the telephone number or address set forth above.

Virtus Insight Trust

Pro Forma Combining Financial Statements (Unaudited)

June 30, 2008

Introductory Paragraph

The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of Virtus Small-Cap Value Fund, (“Small-Cap Value”), a series of Virtus Equity Trust, in exchange for shares of Virtus Disciplined Small-Cap Fund (“Disciplined Small-Cap Value”), a series of Virtus Insight Trust, at net asset value. Under generally accepted accounting principals, the historical cost of investment securities will be carried forward to the surviving entity, Disciplined Small-Cap Value, and the results of operations of Disciplined Small-Cap Value for pre-combination periods will not be restated.

All of the securities held by Small-Cap Value comply with the compliance guidelines and investment restrictions of Disciplined Small-Cap Value.

The pro forma unaudited combining statements of assets and liabilities and schedule of investments reflect the financial position of Small-Cap Value and Disciplined Small-Cap Value as of June 30, 2008.

The pro forma unaudited statement of operations reflects the results of operations of each of the funds for the year ended June 30, 2008, as though the reorganization occurred as of the beginning of the preceding twelve-month period.

The pro forma combining statements should be read in conjunction with the financial statements and financial highlights for Small-Cap Value and Disciplined Small-Cap Value, which are incorporated by reference in the Statement of Additional Information.

Virtus Disciplined Small-Cap Value Fund/Small-Cap Value Fund

Pro Forma Combining Schedule of Investments

June 30, 2008 (Unaudited)

$ Reported in 000’s

Virtus Disciplined Small-Cap Value Fund	Virtus Small-Cap Value Fund	Virtus Disciplined Small-Cap Value Fund Pro Forma Combining Portfolios		Virtus Disciplined Small-Cap Value Fund	Virtus Small-Cap Value Fund	Virtus Disciplined Small-Cap Value Fund Pro Forma
			DOMESTIC COMMON STOCKS
			Aerospace & Defense
	10,000	10,000	Ceradyne, Inc.(b)		343	343
	29,000	29,000	Cubic Corp.		646	646
	26,000	26,000	Esterline Technologies Corp.(b)		1,281	1,281

			Air Freight & Logistics
9,100		9,100	Atlas Air Worldwide Holdings, Inc.(b)	450		450
33,700		33,700	Pacer International, Inc.	725		725

			Alternative Carriers
78,700		78,700	Premiere Global Services, Inc.(b)	1,147		1,147

			Apparel Retail
	47,000	47,000	Charlotte Russe Holding, Inc.		835	835
	94,000	94,000	Collective Brands, Inc.		1,093	1,093

			Apparel, Accessories & Luxury Goods
	112,000	112,000	Jones Apparel Group, Inc.		1,540	1,540
67,000		67,000	Maidenform Brands, Inc.(b)	904		904
55,450		55,450	Perry Ellis International, Inc.(b)	1,177		1,177
15,850		15,850	UniFirst Corp.	708		708
19,500	21,000	40,500	Warnaco Group, Inc. (The)(b)	859	925	1,784

			Application Software
	6,000	6,000	Parametric Technology Corp.		100	100

			Asset Management & Custody Banks
12,000		12,000	GAMCO Investors, Inc. Class A	595		595

			Auto Parts & Equipment
26,350	27,000	53,350	ATC Technology Corp.(b)	613	629	1,242

			Automotive Retail
	3,000	3,000	America’s Car-Mart, Inc.		54	54

			Biotechnology
	53,000	53,000	Martek Biosciences Corp.		1,787	1,787

			Broadcasting
69,500		69,500	Lin TV Corp. Class A(b)	414		414
91,950		91,950	Sinclair Broadcast Group, Inc. Class A	699		699

			Coal & Consumable Fuels
12,100		12,100	Alpha Natural Resources, Inc.(b)	1,262		1,262
	16,000	16,000	Massey Energy Co.		1,500	1,500

			Commercial Printing
19,800		19,800	Deluxe Corp.	353		353
	13,000	13,000	Consolidated Graphics, Inc.		640	640

Virtus Disciplined Small-Cap Value Fund/Small-Cap Value Fund

Pro Forma Combining Schedule of Investments (Continued)

June 30, 2008 (Unaudited)

$ Reported in 000’s

Virtus Disciplined Small-Cap Value Fund	Virtus Small-Cap Value Fund	Virtus Disciplined Small-Cap Value Fund Pro Forma Combining Portfolios		Virtus Disciplined Small-Cap Value Fund	Virtus Small-Cap Value Fund	Virtus Disciplined Small-Cap Value Fund Pro Forma
			Commodity Chemicals
30,900	34,000	64,900	Koppers Holdings, Inc.	1,294	1,424	2,718

			Communications Equipment
	94,000	94,000	ADC Telecommunications, Inc.		1,388	1,388
	30,000	30,000	Harris Corp.		1,515	1,515

			Computer & Electronics Retail
	34,000	34,000	Rex Stores Corp.		393	393

			Computer Storage & Peripherals
97,000		97,000	QLogic Corp.(b)	1,415		1,415

			Construction & Engineering
	53,000	53,000	EMCOR Group, Inc.		1,512	1,512
50,800		50,800	Pike Electric Corp.(b)	844		844

			Consumer Finance
70,600		70,600	Advance America Cash Advance Centers, Inc.	359		359
12,800		12,800	Cash America International, Inc.	397		397

			Diversified Chemicals
	66,000	66,000	Olin Corp.		1,728	1,728

			Diversified Commercial & Professional Services
	6,000	6,000	Navigant Consulting, Inc.		117	117

			Diversified REITs
	69,000	69,000	Colonial Properties Trust		1,381	1,381
21,450		21,450	PS Business Parks, Inc.	1,107		1,107

			Electric Utilities
	4,000	4,000	Cleco Corp.		93	93
57,700		57,700	El Paso Electric Co.(b)	1,143		1,143
60,000		60,000	Portland General Electric Co.	1,351		1,351
47,600		47,600	Unisource Energy Corp.	1,476		1,476

			Electrical Components & Equipment
24,300		24,300	Smith (A.O.) Corp.	798		798

			Electronic Equipment Manufacturers
43,000		43,000	Littelfuse, Inc.(b)	1,357		1,357
	45,000	45,000	Technitrol, Inc.		765	765

			Electronic Components
12,800		12,800	Rogers Corp.(b)	481		481

Virtus Disciplined Small-Cap Value Fund/Small-Cap Value Fund

Pro Forma Combining Schedule of Investments (Continued)

June 30, 2008 (Unaudited)

$ Reported in 000’s

Virtus Disciplined Small-Cap Value Fund	Virtus Small-Cap Value Fund	Virtus Disciplined Small-Cap Value Fund Pro Forma Combining Portfolios		Virtus Disciplined Small-Cap Value Fund	Virtus Small-Cap Value Fund	Virtus Disciplined Small-Cap Value Fund Pro Forma
			Electronic Manufacturing Services
74,850		74,850	Methode Electronics, Inc.	782		782
	12,000	12,000	Plexus Corp.		332	332
	102,000	102,000	TTM Technologies, Inc.		1,348	1,348

			Environmental & Facilities Services
34,900		34,900	Casella Waste Systems, Inc. Class A(b)	426		426
19,200		19,200	Waste Connections, Inc.(b)	613		613

			Fertilizers & Agricultural Chemicals
	10,000	10,000	CF Industries Holdings, Inc.		1,528	1,528

			Food Distributors
	3,000	3,000	Nash Finch Co.		103	103

			Footwear
	72,000	72,000	Skechers U.S.A., Inc. Class A		1,423	1,423
	4,000	4,000	Wolverine World Wide, Inc.		106	106

			Gas Utilities
15,550		15,550	Laclede Group, Inc. (The)	628		628
17,800		17,800	Northwest Natural Gas Co.	823		823
49,450		49,450	Southwest Gas Corp.	1,470		1,470
	47,000	47,000	WGL Holdings, Inc.		1,633	1,633

			Health Care Distributors
	2,000	2,000	Owens & Minor, Inc.		91	91

			Health Care Equipment
29,450		29,450	CONMED Corp.(b)	782		782

			Health Care Facilities
49,450		49,450	AmSurg Corp.(b)	1,204		1,204
	3,000	3,000	LifePoint Hospitals, Inc.		85	85
28,250		28,250	MedCath Corp.(b)	508		508

			Health Care Services
121,600		121,600	Alliance Imaging, Inc.(b)	1,054		1,054
	10,000	10,000	Amedisys, Inc.		504	504
15,400	20,000	35,400	Apria Healthcare Group, Inc.(b)	299	388	687
39,100	6,000	45,100	RehabCare Group, Inc.(b)	627	96	723
25,500	60,000	85,500	Res-Care, Inc.(b)	453	1,067	1,520

			Homefurnishings
53,300		53,300	Furniture Brands International, Inc.	712		712

			Homefurnishing Retail
42,700	69,000	111,700	Rent-A-Center, Inc.(b)	878	1,419	2,297

Virtus Disciplined Small-Cap Value Fund/Small-Cap Value Fund

Pro Forma Combining Schedule of Investments (Continued)

June 30, 2008 (Unaudited)

$ Reported in 000’s

Virtus Disciplined Small-Cap Value Fund	Virtus Small-Cap Value Fund	Virtus Disciplined Small-Cap Value Fund Pro Forma Combining Portfolios		Virtus Disciplined Small-Cap Value Fund	Virtus Small-Cap Value Fund	Virtus Disciplined Small-Cap Value Fund Pro Forma
			Hotels, Resorts & Cruise Lines(b)
60,050	65,000	125,050	Interstate Hotels & Resorts, Inc.	156	168	324

			Housewares & Specialties
24,800		24,800	Blyth, Inc.	298		298
	44,000	44,000	Tupperware Brands Corp.		1,506	1,506

			Human Resource & Employment Services
32,800		32,800	MPS Group, Inc.(b)	349		349
	2,000	2,000	Watson Wyatt Worldwide, Inc. Class A		106	106

			Hypermarkets & Super Centers
40,900		40,900	BJ’s Wholesale Club, Inc.(b)	1,583		1,583

			Industrial Conglomerates
60,250		60,250	Tredegar Corp.	886		886

			Industrial Machinery
	45,000	45,000	Actuant Corp. Class A		1,411	1,411
	2,000	2,000	CIRCOR International, Inc.		98	98
	34,000	34,000	Columbus McKinnon Corp.		818	818
19,900	38,000	57,900	EnPro Industries, Inc.(b)	743	1,419	2,162

			Industrial REITs
	2,000	2,000	EastGroup Properties, Inc.		86	86

			Integrated Telecommunication Services
102,550		102,550	Cincinnati Bell, Inc.(b)	408		408
22,850		22,850	NTELOS Holdings Corp.	580		580

			Internet Retail
	126,000	126,000	FTD Group, Inc.		1,680	1,680

			Internet Software & Services
	86,000	86,000	United Online, Inc.		863	863

			Investment Banking & Brokerage
	80,000	80,000	Knight Capital Group, Inc. Class A		1,438	1,438

			IT Consulting & Other Services
115,400		115,400	Acxiom Corp.	1,326		1,326
	39,000	39,000	CIBER, Inc.		242	242
73,400	5,000	78,400	SAIC, Inc.(b)	1,527	104	1,631
	5,000	5,000	TNS, Inc.		120	120

			Leisure Products
33,000		33,000	Callaway Golf Co.	390		390
		—	Managed Health Care			—
	58,000	58,000	AMERIGROUP Corp.		1,206	1,206

Virtus Disciplined Small-Cap Value Fund/Small-Cap Value Fund

Pro Forma Combining Schedule of Investments (Continued)

June 30, 2008 (Unaudited)

$ Reported in 000’s

Virtus Disciplined Small-Cap Value Fund	Virtus Small-Cap Value Fund	Virtus Disciplined Small-Cap Value Fund Pro Forma Combining Portfolios		Virtus Disciplined Small-Cap Value Fund	Virtus Small-Cap Value Fund	Virtus Disciplined Small-Cap Value Fund Pro Forma
			Metal & Glass Containers
	2,000	2,000	Silgan Holdings, Inc.		101	101

			Multi-line Insurance
	7,000	7,000	Eastern Insurance Holdings, Inc.		109	109
66,100		66,100	Horace Mann Educators Corp.	927		927

			Multi-Utilities
	5,000	5,000	Avista Corp.		107	107
		—	Office REITs			—
	84,000	84,000	Lexington Realty Trust		1,145	1,145

			Office Services & Supplies
27,450		27,450	Knoll, Inc.	334		334
56,600		56,600	SYKES Enterprises, Inc.(b)	1,067		1,067

			Oil & Gas Drilling
165,200		165,200	Grey Wolf, Inc.(b)	1,492		1,492

			Oil & Gas Equipment & Services
21,900		21,900	Basic Energy Service, Inc.(b)	690		690
	20,000	20,000	Hornbeck Offshore Services, Inc.		1,130	1,130
85,800		85,800	Key Energy Services, Inc.(b)	1,666		1,666
	24,000	24,000	Oil States International, Inc.		1,523	1,523
14,100		14,100	SEACOR Holdings, Inc.(b)	1,262		1,262

			Oil & Gas Exploration & Production
	71,000	71,000	Bois d’Arc Energy, Inc.		1,726	1,726
	26,000	26,000	Chesapeake Energy Corp.		1,715	1,715
	20,000	20,000	Encore Acquisition Co.		1,504	1,504
	41,000	41,000	Mariner Energy, Inc.		1,516	1,516
42,400		42,400	Rosetta Resources, Inc.(b)	1,208		1,208
27,600	24,000	51,600	Stone Energy Corp.(b)	1,819	1,582	3,401
	23,000	23,000	Swift Energy Co.		1,519	1,519
17,500		17,500	W&T Offshore, Inc.	1,024		1,024
12,100		12,100	Whiting Petroleum Corp.(b)	1,284		1,284

			Packaged Foods & Meats
	3,000	3,000	Cal-Maine Foods, Inc.		99	99
	61,000	61,000	Flowers Foods, Inc.		1,729	1,729

			Paper Packaging
50,850	3,000	53,850	Rock-Tenn Co. Class A	1,525	90	1,615

			Paper Products
115,500		115,500	Buckeye Technologies, Inc.(b)	977		977
	35,000	35,000	Glatfelter (P.H.) Co.		473	473
	4,000	4,000	Kapstone Paper and Packaging Corp		26	26

Virtus Disciplined Small-Cap Value Fund/Small-Cap Value Fund

Pro Forma Combining Schedule of Investments (Continued)

June 30, 2008 (Unaudited)

$ Reported in 000’s

Virtus Disciplined Small-Cap Value Fund	Virtus Small-Cap Value Fund	Virtus Disciplined Small-Cap Value Fund Pro Forma Combining Portfolios		Virtus Disciplined Small-Cap Value Fund	Virtus Small-Cap Value Fund	Virtus Disciplined Small-Cap Value Fund Pro Forma
			Property & Casualty Insurance
12,500	3,000	15,500	American Physicians Capital, Inc.	605	145	750
	8,000	8,000	American Physicians Service Group, Inc.		176	176
	11,000	11,000	Amerisafe, Inc.		176	176
	33,000	33,000	Amtrust Financial Services, Inc.		416	416
13,700	41,000	54,700	Harleysville Group, Inc.	463	1,387	1,850
	96,000	96,000	Meadowbrook Insurance Group, Inc.		509	509
28,950	33,000	61,950	Navigators Group, Inc. (The)(b)	1,565	1,784	3,349
8,900		8,900	ProAssurance Corp.(b)	428		428
	17,000	17,000	ProCentury Corp.		269	269
	3,000	3,000	Safety Insurance Group, Inc.		107	107
27,750	36,000	63,750	SeaBright Insurance Holdings, Inc.(b)	402	521	923
15,200		15,200	Selective Insurance Group, Inc.	285		285
12,200		12,200	United Fire & Casualty Co.	329		329

			Publishing
35,000	59,000	94,000	Scholastic Corp.(b)	1,003	1,691	2,694

			Regional Banks
19,700	5,000	24,700	BancFirst Corp.	843	214	1,057
	98,000	98,000	Cathay General Bancorp		1,065	1,065
	57,000	57,000	City Bank		490	490
25,600	6,000	31,600	City Holding Co.	1,044	245	1,289
	9,000	9,000	Columbia Bancorp		64	64
	18,000	18,000	Columbia Banking System, Inc.		348	348
32,800	69,000	101,800	Community Bank System, Inc.	676	1,423	2,099
39,100	7,500	46,600	Community Trust Bancorp, Inc.	1,027	197	1,224
	7,000	7,000	First Bancorp		88	88
62,962	62,000	124,962	First Merchants Corp.	1,143	1,125	2,268
	27,000	27,000	First Regional Bancorp		151	151
	17,000	17,000	First State Bancorporation		94	94
	81,000	81,000	FirstMerit Corp.		1,321	1,321
	20,000	20,000	Green Bankshares, Inc.		281	281
28,550	17,000	45,550	Independent Bank Corp.	681	405	1,086
	3,000	3,000	Lakeland Bancorp, Inc.		37	37
	15,000	15,000	Lakeland Financial Corp.		286	286
14,800		14,800	MB Financial, Inc.	333		333
35,300	53,000	88,300	NBT Bancorp, Inc.	727	1,092	1,819
	96,000	96,000	Old National Bancorp		1,369	1,369
	22,000	22,000	Old Second Bancorp, Inc.		256	256
	95,000	95,000	Oriental Financial Group, Inc.		1,355	1,355
	66,000	66,000	Pacific Capital Bancorp		910	910

Virtus Disciplined Small-Cap Value Fund/Small-Cap Value Fund

Pro Forma Combining Schedule of Investments (Continued)

June 30, 2008 (Unaudited)

$ Reported in 000’s

Virtus Disciplined Small-Cap Value Fund	Virtus Small-Cap Value Fund	Virtus Disciplined Small-Cap Value Fund Pro Forma Combining Portfolios		Virtus Disciplined Small-Cap Value Fund	Virtus Small-Cap Value Fund	Virtus Disciplined Small-Cap Value Fund Pro Forma
25,600	7,000	32,600	Renasant Corp.	377	103	480
	19,000	19,000	Southwest Bancorp, Inc.		219	219
	81,000	81,000	Sterling Bancorp		968	968
	29,000	29,000	SVB Financial Group		1,395	1,395
11,301		11,301	Simmons First National Corp. Class A	316		316
	57,000	57,000	Texas Capital Bancshares, Inc.		912	912
	2,000	2,000	Tompkins Financial Corp.		74	74
26,250		26,250	UMB Financial Corp.	1,346		1,346
	21,000	21,000	Virginia Commerce Bancorp		109	109
	15,000	15,000	WesBanco, Inc.		257	257

			Reinsurance
47,750		47,750	Max Capital Group Ltd.	1,019		1,019
48,000	42,000	90,000	Platinum Underwriters Holdings Ltd.	1,565	1,370	2,935

			REITS
	36,000	36,000	BioMed Realty Trust, Inc.		883	883
		—	Total Real Estate Investment Trusts			—

			Restaurants
	3,000	3,000	CEC Entertainment, Inc.		84	84
	48,000	48,000	Papa John’s International, Inc.		1,276	1,276

			Retail REITs
	60,000	60,000	CBL & Associates Properties, Inc.		1,370	1,370
25,350		25,350	Ramco-Gershenson Properties Trust	521		521

			Semiconductors
64,500		64,500	Entegris, Inc.(b)	422		422
15,600		15,600	MKS Instruments, Inc.(b)	342		342
46,000		46,000	Photronics, Inc.(b)	324		324
	184,000	184,000	Skyworks Solutions, Inc.		1,816	1,816

			Soft Drinks
7,150		7,150	Coca-Cola Bottling Co. Consolidated	264		264

			Specialized Finance
	46,000	46,000	Interactive Brokers Group, Inc. Class A		1,478	1,478
34,800		34,800	PHH Corp.(b)	534		534

			Specialized REITs
	28,000	28,000	Entertainment Properties Trust		1,384	1,384
	7,000	7,000	Extra Space Storage, Inc.		108	108
43,550		43,550	FelCor Lodging Trust, Inc.	457		457
24,100		24,100	Nationwide Health Properties, Inc.	759		759
38,900		38,900	Potlatch Corp.	1,755		1,755
	102,000	102,000	Strategic Hotels & Resorts, Inc.		956	956

Virtus Disciplined Small-Cap Value Fund/Small-Cap Value Fund

Pro Forma Combining Schedule of Investments (Continued)

June 30, 2008 (Unaudited)

$ Reported in 000’s

Virtus Disciplined Small-Cap Value Fund	Virtus Small-Cap Value Fund	Virtus Disciplined Small-Cap Value Fund Pro Forma Combining Portfolios		Virtus Disciplined Small-Cap Value Fund	Virtus Small-Cap Value Fund	Virtus Disciplined Small-Cap Value Fund Pro Forma
			Specialty Chemicals
39,900		39,900	Innospec, Inc. (United Kingdom)	751		751
19,000		19,000	Minerals Technologies, Inc.	1,208		1,208
	21,000	21,000	NewMarket Corp.		1,391	1,391
47,700		47,700	Rockwood Holdings, Inc.(b)	1,660		1,660
	27,000	27,000	Schulman (A.), Inc.		622	622
29,100		29,100	Sensient Technologies Corp.	820		820

			Specialty Stores
17,400		17,400	Barnes & Noble, Inc.	432		432
	32,000	32,000	Books-A-Million, Inc.		245	245

			Steel
	33,000	33,000	NN, Inc.		460	460

			Systems Software
	47,000	47,000	Sybase, Inc.		1,383	1,383
		—	Technology Distributors			—
	4,000	4,000	SYNNEX Corp.		100	100
40,850		40,850	Tech Data Corp.(b)	1,384		1,384

			Thrifts & Mortgage Finance
	8,000	8,000	Berkshire Hills Bancorp, Inc.		189	189
	80,000	80,000	First Niagara Financial Group, Inc.		1,029	1,029
	63,000	63,000	Flushing Financial Corp.		1,194	1,194
	10,000	10,000	OceanFirst Financial Corp.		180	180
44,600		44,600	Provident Financial Services, Inc.	625		625
	70,000	70,000	Provident New York Bancorp		775	775
	3,000	3,000	United Financial Bancorp Inc.		33	33
	13,000	13,000	WSFS Financial Corp.		580	580

			Trading Companies & Distributors
58,500		58,500	H&E Equipment Services, Inc.(b)	703		703
20,700		20,700	Rush Enterprises, Inc. Class A(b)	249		249

			Trucking
15,600		15,600	Arkansas Best Corp.	571		571
31,700		31,700	Old Dominion Freight Line, Inc.(b)	952		952
57,100		57,100	Werner Enterprises, Inc.	1,061		1,061

			Wireless Telecommunication Services
59,300	78,000	137,300	Syniverse Holdings, Inc.(b)	960	1,264	2,224

			Total Domestic Common Stocks (Identified Cost $96,457, $101,669 and $198,126)	89,639	103,375	193,014

Virtus Disciplined Small-Cap Value Fund/Small-Cap Value Fund

Pro Forma Combining Schedule of Investments (Continued)

June 30, 2008 (Unaudited)

$ Reported in 000’s

Virtus Disciplined Small-Cap Value Fund	Virtus Small-Cap Value Fund	Virtus Disciplined Small-Cap Value Fund Pro Forma Combining Portfolios		Virtus Disciplined Small-Cap Value Fund		Virtus Small-Cap Value Fund		Virtus Disciplined Small-Cap Value Fund Pro Forma
			FOREIGN COMMON STOCKS(c)

			Diversified Banks
	112,000		Banco Latinoamericano de Exportaciones, S.A. (Panama)	—		1,813		1,813

			Electronic Manufacturing Services
41,100			Nam Tai Electronics, Inc. (Hong Kong)	538		—		538

			Property & Casualty Insurance
54,150			Aspen Insurance Holdings Ltd. (Bermuda)	1,282		—		1,282

			Reinsurance
	21,000		Arch Capital Group (United States)	—		1,393		1,393

			Total Foreign Common Stocks (Identified Cost $2,053, $2,511 and $4,564)	1,820		3,206		5,026

			EXCHANGE TRADED FUNDS
	46,000		iShares Dow Jones US Regional Banks Index Fund			1,223		1,223

			Total Exchange Traded Funds (Identified Cost $0, $1,578 and $1,578)	—		1,223		1,223

			Total Long Term Investments (Identified Cost $98,510, $105,758 and $204,268)	91,459		107,804		199,263

			SHORT-TERM INVESTMENTS

			Commercial Paper(d)
	1,160,000		NetJets, Inc.	—		1,160		1,160

			Money Market Mutual Funds
406,156			AIM STIT-Liquid Assets Portfolio (The)—Institutional Shares (seven-day effective yield 2.58%)	406		—		406
868,372			JPMorgan Prime Money Market Fund—Institutional Shares (seven-day effective yield 2.54%)	868		—		868

			Total Short-Term Investments (Identified Cost $1,274, $1,160 and $2,434)	1,274		1,160		2,434

			TOTAL INVESTMENTS (Identified Cost $99,784, $106,906 and $206,690)	92,733	(a)	108,964	(a)	201,697	(a)

			Other assets and liabilities, net	(55)		(228)		(283)

			NET ASSETS—100.0%	92,678		108,736		201,414

(a)	Federal Income Tax Information (reported in 000s): Net unrealized appreciation of investment securities is comprised of gross appreciation of $19,852 and gross depreciation of $26,259 for federal income tax purposes. At September 30, 2008, the aggregate cost of securities for federal income tax purposes was $208,104.
(b)	Non-income producing.
(c)	A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 5, “Foreign security country determination” in the Notes to ProForma Financial Statements.
(d)	The rate shown is the discount rate.

See Notes to Pro Forma Financial Statements.

Virtus Disciplined Small-Cap Value Fund/Small-Cap Value Fund

Pro Forma Combining Statement of Assets and Liabilities

June 30, 2008 (Unaudited)

Reported in (000’s)

	Virtus Disciplined Small-Cap Value Fund	Virtus Small-Cap Value Fund		Adjustments		Virtus Disciplined Small-Cap Value Fund Pro Forma
ASSETS
Investment securities at value (Identified cost $99,784, $106,906 and $206,690)	$92,733	$108,964		—		$201,697
Receivables
Investment securities sold	—	33		—		33
Fund shares sold	26			—		26
Dividends	120	214		—		334
Interest	2			—		2
Prepaid expenses	24	29		—		53
Other assets	8			—		8

Total assets	92,913	109,240		—		202,153

LIABILITIES
Cash overdraft	—	9				9
Payables
Fund shares repurchased	111	226				337
Investment advisory fees	57	68				125
Distribution and service fees	5	50				55
Administration fee	7	8				15
Transfer agent fees and expenses	13	39				52
Trustees’ fee and expenses	—	1				1
Professional fees	19	51	(b)			70
Trustee deferred compensation plan	8	—				8
Other accrued expenses	15	52	(b)			67

Total liabilities	235	504		—		739

NET ASSETS	$92,678	$108,736		—		$201,414

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$111,214	$124,690				$235,904
Undistributed net investment income (loss)	100	(35)		—		$65
Accumulated net realized gain (loss)	(11,585)	(17,977)				$(29,562)
Net unrealized appreciation	(7,051)	2,058				(4,993)

Net Assets	$92,678	$108,736		$—		$201,414

CLASS A
Shares of beneficial interest outstanding, unlimited authorization	771	6,296		(3,506)	(a)	3,561
Net assets	$22,163	$70,333		9,920	(c)	$102,416
Net asset value per share	$28.76	$11.18				$31.84
Offering price per share NAV/(1-5.75%)	$30.51	$11.86				$30.51

CLASS B
Shares of beneficial interest outstanding, unlimited authorization	0	1,008		(1,008)	(a)	0
Net assets	$0	$9,920		(9,920)	(c)	$0
Net asset value and offering price per share	$0.00	$9.84				$0.00

CLASS C
Shares of beneficial interest outstanding, unlimited authorization	9	2,896		(1,891)	(a)	1,014
Net assets	$266	$28,483				$28,749
Net asset value and offering price per share	$28.35	$9.84				$28.36

CLASS I
Shares of beneficial interest outstanding, unlimited authorization	2,409	0		0	(a)	2,409
Net assets	$70,249	$0				$70,249
Net asset value and offering price per share	$29.16	$0.00				$29.16

(a)	Adjustment reflects shares reduced in conversion.
(b)	Professional expenses for the merging fund (Virtus Small-Cap Value Fund) were increased by $40 and printing expenses by $5 to reflect one-time merger related expenses.
(c)	Class B will convert to Class A prior to the merger.

See Notes to Pro Forma Financial Statements.

Virtus Disciplined Small-Cap Value Fund/Small-Cap Value Fund

Pro Forma Combining Statement of Operations

June 30, 2008 (Unaudited)

Reported in (000’s)

	Virtus Disciplined Small-Cap Value Fund	Virtus Small-Cap Value Fund	Adjustments			Virtus Disciplined Small-Cap Value Fund Pro Forma
INVESTMENT INCOME
Dividends	$2,077	$1,262	$			$3,339
Interest	73	178				251
Security lending	25	77				102
Foreign taxes withheld	—	(1)				(1)
Total investment income	2,175	1,516		—		3,691

EXPENSES
Investment advisory fee	1,079	1,327		(302	)(a)	2,104
Service fees—Class A	95	229		38	(a)	362
Distribution and service fees—Class B	—	160		(160	)(a)	—
Distribution and service fees—Class C	2	400		—	(a)	402
Distribution and service fees—Class I	58	—		—	(a)	58
Administration fee	127	124		(2	)(a)	249
Transfer agent	158	303		(65	)(a)	396
Registration	73	43		(73	)(a)	43
Printing	3	55		(53	)(a)	5
Professional	39	37		(38	)(a)	38
Custodian	87	33		(33	)(a)	87
Trustees	16	13		(14	)(a)	15
Miscellaneous	27	29		(16	)(a)	40
Total expenses	1,764	2,753		(718	)(a)	3,799
Less: Custodian fees paid indirectly	—	(2)		2		—
Less: Expenses reimbursed by investment adviser and/or administrator and distributor	(58)	(267)		267		(58)
Net expenses	1,706	2,484		(449	)(a)	3,741

NET INVESTMENT INCOME (LOSS)	469	(968)		449	(a)	(50)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on securities	(2,890)	(15,341)		—		(18,231)
Net change in unrealized appreciation (depreciation) on investments	(39,055)	(33,111)		—		(72,166)
				—
Net gain (loss) on investments	(41,945)	(48,452)		—		(90,397)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(41,476)	$(49,420)		$449		$(90,447)

Adjustments:

(a)	Adjustments are true-ups to reflect combined fund expenses

See Notes to Pro Forma Financial Statements.

Virtus Disciplined Small-Cap Value Fund/Virtus Small-Cap Value Fund

Notes to Pro Forma Combining Financial Statements

June 30, 2008 (Unaudited)

1. Basis of Combination

The accompanying unaudited Pro Forma Combining Schedule of Investments, Statement of Assets and Liabilities and Statement of Operations are presented to show the effect of the proposed merger of the Virtus Small-Cap Value Fund (“Merging Fund”) into Virtus Disciplined Small-Value Fund (“Surviving Fund”). Under the terms of the Plan of Reorganization the proposed merger will be accounted for by the method of accounting for tax-free mergers of investment companies. Under the terms of the Plan of Reorganization the merger provides for the transfer of all the assets and liabilities of Virtus Small-Cap Value Fund to Virtus Disciplined Small-Cap Value Fund and the subsequent liquidation of Virtus Small-Cap Value Fund. The accounting survivor in the proposed merger will be Virtus Disciplined Small-Cap Value Fund. This is because the Surviving Fund will invest in a style that is similar to the way in which Virtus Small-Cap Value Fund is currently operated. The Reorganization should also create better efficiencies for the portfolio management team. Virtus Small-Cap Value, the merging fund, will pay the costs of the reorganization.

The pro forma combined statements should be read in conjunction with the historical financial statements of the Virtus Disciplined Small-Cap Value Fund and the notes thereto incorporated by reference in the Registration Statement filed on Form N-14. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

Virtus Disciplined Small-Cap Value Fund and Virtus Small-Cap Value Fund are both, open-end, management investment companies registered under the Investment Company Act of 1940, as amended.

2. Shares of Beneficial Interest

(amounts reported in 000s except per share amounts)

The Pro Forma net asset value per share assumes the increase of shares of Virtus Disciplined Small-Cap Value Fund at June 30, 2008 in connection with the proposed reorganization. Prior to the reorganization date, Class B of Virtus Small-Cap Value is expected to merge into Class A. The amount of increased shares was calculated based on the net assets, as of June 30, 2008, of Virtus Small-Cap Value Fund of $80,253 and $28,483, for Class A and Class C, respectively, and the net asset value of Virtus Disciplined Small-Cap Value Fund of $28.76 and $28.35 for Class A and Class C respectively. Shares of Virtus Disciplined Small-Cap Value Fund (reported in 000s) were increased by 2,790 for Class A and 1,005 for Class C in exchange for Class A and Class C shares, respectively of Virtus Small-Cap Value Fund. The Pro Forma Statement of Assets & Liabilities reflects total shares outstanding of the combined fund and the amount of shares to be received from Virtus Small-Cap Value Fund shareholders.

3. Pro Forma Operations

Pro Forma operating expenses are based on actual expenses of Virtus Small-Cap Value Fund and Virtus Disciplined Small-Cap Value Fund, with certain expenses adjusted to reflect the expected expenses of the combined entity. The investment advisory and administration fees have been calculated for the combined Funds based on the fee schedule in effect for Virtus Disciplined Small-Cap Value Fund at the combined level of average net assets for the period ended June 30, 2008.

4. Portfolio Valuation

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the trustees.

Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

The funds have adopted the provisions of Statement of Financial Accounting Standards No. 157 (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, the Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

•	Level 1—quoted prices in active markets for identical securities

•	Level 2—prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3—prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2008 ($ reported in thousands). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Funds	Level 1 – Quoted Price	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments in Securities (Market Value)
Small-Cap Value	$107,804	$1,160	$—	$108,964
Disciplined Small-Cap Value	$92,733	$—	$—	$92,733

5. Foreign security country determination

A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

6. Compliance

As of June 30, 2008, the Merging Fund complies with the investment restrictions in the prospectus and diversification requirements under the Investment Company Act of 1940, as amended. The Surviving Fund has elected to be taxed as a “regulated investment company” under the requirements of Subchapter M of the Internal Revenue Code (“IRC”). After the acquisition, the Surviving Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the IRC, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

7. Federal Income Tax Information (reported in 000’s)

The Funds have capital loss carryovers, which may be used to offset future capital gains, as follows:

Expiration Date	Target Fund Virtus Small-Cap Value Fund	Acquiring Fund Virtus Disciplined Small-Cap Value Fund
2016	$1,965	$0
Total	$1,965	$0

The Funds may not realize the benefit of these losses to the extent the Surviving Fund does not realize gains on investments prior to the expiration of the capital loss carryover.

VIRTUS INSIGHT TRUST

PART C—OTHER INFORMATION

Item 15.	Indemnification

Under Section 4.3 of the Registrant’s Declaration of Trust, any past or present Trustee or officer of the Registrant (including persons who serve at the Registrant’s request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a “Covered Person”) shall be indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. That provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, that such Covered Person has not acted in good faith in the reasonable belief that his or her actions were in or not opposed to the best interests of the Registrant. Moreover, that provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, that such covered person would otherwise be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Expenses may be paid by the Registrant in advance of the final disposition of any claim, action, suit or proceeding upon receipt of an undertaking by such Covered Person to repay such expenses to the Registrant in the event that it is ultimately determined that indemnification of such expenses is not authorized under the Declaration of Trust and the Covered Person either provides security for such undertaking or insures the Registrant against losses from such advances or the disinterested Trustees or independent legal counsel determines, in the manner specified in the Declaration of Trust, that there is reason to believe the Covered Person will be found to be entitled to indemnification. This description is modified in its entirety by the provision of Section 4.3 of the Registrant’s Declaration of Trust contained in the Registration Statement filed on December 12, 1995 as Exhibit No. 1 and incorporated herein by reference.

The Investment Advisory Agreement, Underwriting Agreement, Custodian Agreement and Transfer Agency Agreement, as amended, each provide that the Trust will indemnify the other party (or parties, as the case may be) to the Agreement for certain losses.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Registrant and its Trustees, officers and employees are insured, under a policy of insurance maintained by the Registrant, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer for any claim arising out of any fraudulent act or omission, any dishonest act or omission or any criminal act or omission of the Trustee or officer.

Item 16.	Exhibits

1(a).	Declaration of Trust of the Registrant, dated December 6, 1995, filed via EDGAR with initial Registration Statement (File No. 033-64915) on December 12, 1995 and incorporated herein by reference.

1(b).	Amendment to Declaration of Trust of the Registrant, dated November 4, 1996, filed via EDGAR with Post-Effective Amendment No. 3 (File No. 033-64915) on February 28, 1997 and incorporated herein by reference.

1(c).	Amendment to Declaration of Trust of the Registrant, dated June 6, 1997, filed via EDGAR with Post-Effective Amendment No. 5 (File 033-64915) on June 13, 1997 and incorporated herein by reference.

1(d).	Amendment to Declaration of Trust of the Registrant, dated November 2, 1998, filed via EDGAR with Post-Effective Amendment No. 9 (File No. 033-64915) on November 9, 1998 and incorporated herein by reference.

1(e).	Amendment to Declaration of Trust of the Registrant, dated February 18, 1999, filed via EDGAR with Post-Effective Amendment No. 10 (File No. 033-64915) on March 2, 1999 and incorporated herein by reference.

1(f).	Amendment to Declaration of Trust of the Registrant, dated May 1, 2000, filed via EDGAR with Post-Effective Amendment No. 14 (File 033-64915) on May 1, 2000 and incorporated herein by reference.

1(g).	Amendment to Declaration of Trust of the Registrant, dated September 5, 2000, filed via EDGAR with Post-Effective Amendment No. 16 (File No. 033-64915) on September 5, 2000 and incorporated herein by reference.

1(h).	Amendment to Declaration of Trust of the Registrant, dated May 18, 2006, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-64915) on June 2, 2006 and incorporated herein by reference.

1(i).	Amendment to the Declaration of Trust of the Registrant, dated November 16, 2006, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007 and incorporated herein by reference.

2.	Amended and Restated By-Laws of the Registrant, dated August 23, 2006, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007 and incorporated herein by reference.

3.	Reference is made to Registrant’s Declaration of Trust. See Exhibit 1.

4.	Form of Agreement and Plan of Reorganization. Exhibit A to the Prospectus/Information Statement contained in Part A of this Registration Statement.

5.	None other than set forth in Exhibits 1 and 2.

6(a).	Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc. (“PIC”), dated May 18, 2006, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-64915) on June 2, 2006 and incorporated herein by reference.

6(b).	Subadvisory Agreement between PIC and Harris Investment Management, Inc. (“Harris”), dated May 18, 2006, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-64915) on June 2, 2006 and incorporated herein by reference.

6(c).	Subadvisory Agreement between PIC and Vontobel Asset Management, Inc. (“Vontobel”), dated May 18, 2006, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-64915) on June 2, 2006 and incorporated herein by reference.

6(d).	Subadvisory Agreement between PIC and SCM Advisors LLC (“SCM Advisors”), dated May 18, 2006, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-64915) on June 2, 2006 and incorporated herein by reference.

7.	Distribution Agreement between Registrant and Phoenix Equity Planning Corporation (“PEPCO”), dated May 18, 2006, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-64915) on June 2, 2006 and incorporated herein by reference.

8.	None

9(a).	Amended and Restated Custodian Services Agreement, dated February 2, 2004 between Registrant and PFPC Trust Company (“PFPC Trust”), filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007 and incorporated herein by reference.

9(b).	Amendment to Amended and Restated Custodian Services Agreement, dated as of April 16, 2007 between Registrant and PFPC Trust, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007 and incorporated herein by reference.

10(a).	Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, dated March 1, 2007, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007 and incorporated herein by reference.

10(b).	Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, dated March 1, 2007, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007 and incorporated herein by reference.

10(c).	Class A Shares Amended and Restated Shareholder Services Plan Not Pursuant to Rule 12b-1 under the Investment Company Act of 1940, dated March 1, 2007, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007 and incorporated herein by reference.

10(d).	Exchange Shares Amended and Restated Shareholder Services Plan Not Pursuant to Rule 12b-1 under the Investment Company Act of 1940, dated March 1, 2007, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007 and incorporated herein by reference.

10(e).	Class I Shares Amended and Restated Shareholder Services Plan Not Pursuant to Rule 12b-1 under the Investment Company Act of 1940, dated March 1, 2007, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007 and incorporated herein by reference.

10(i)	2007 Amended and Restated Rule 18f-3 Multi-Class Distribution Plan, adopted August 23, 2006, filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-64915) on April 28, 2008 and incorporated herein by reference.

11.	Opinion and Consent of Kevin J. Carr Esq. filed herewith.

12.	Tax opinion and consent of McDermott Will & Emery LLP. To be filed by amendment.

13(a).	Amended and Restated Transfer Agency and Service Agreement between Phoenix Funds and PEPCO dated July 1, 2006, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007 and incorporated herein by reference.

13(b).	Administration Agreement between Registrant and PEPCO, dated July 1, 2006, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007 and incorporated herein by reference.

13(c).	First Amendment to Administration Agreement between Registrant and PEPCO effective November 15, 2007, filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-64915) on April 28, 2008 and incorporated herein by reference.

13(d).	Amendment to Schedule A of Administration Agreement between Registrant and PEPCO effective June 27, 2007, filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-64915) on April 28, 2008 and incorporated herein by reference.

13(e).	Second Amendment to Schedule A of Administration Agreement between Registrant and PEPCO effective September 24, 2007, filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-64915) on April 28, 2008 and incorporated herein by reference.

13(f).	Third Amendment to Schedule A of Administration Agreement between Registrant and PEPCO effective October 1, 2007, filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-64915) on April 28, 2008 and incorporated herein by reference.

13(g).	Fourth Amendment to Schedule A of Administration Agreement between Registrant and PEPCO effective January 31, 2008, filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-64915) on April 28, 2008 and incorporated herein by reference.

13(h).	Fifth Amendment to Schedule A of Administration Agreement between Registrant and PEPCO effective March 10, 2008, filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-64915) on April 28, 2008 and incorporated herein by reference.

13(i).	Second Amended and Restated Expense Limitation Agreement between Registrant and PIC dated August 23, 2007, filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-64915) on April 28, 2008 and incorporated herein by reference.

13(j).	Amendment to Sub-Transfer Agency and Service Agreement between PEPCO and Boston Financial Data Services, Inc. dated as of July 1, 2008, filed herewith.

14.	Consent of PricewaterhouseCoopers LLP with respect to Virtus Small-Cap Value Fund of Virtus Equity Trust and Virtus Disciplined Small-Cap Fund of the Registrant, filed herewith.

15.	Not applicable.

16.	Power of Attorney for all Trustees, dated November 20, 2008. Dr. Leroy Keith, Jr., Philip R. McLoughlin, Geraldine M. McNamara, James M. Oates, Richard E. Segerson, Ferdinand L. J. Verdonck and George R. Aylward. Filed herewith.

16.	Not applicable.

Item 17.	Undertakings.

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file a post-effective amendment to this Registration Statement which will include the required tax opinion referenced in Exhibit 12.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this registration statement on Form N-14 has been signed on behalf of the Registrant, in the City of Hartford and the State of Connecticut on the 9th day of January, 2009.

VIRTUS INSIGHT TRUST

By:	/s/ George R. Aylward
Name:	George R. Aylward
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this registration statement on Form N-14 has been signed below by the following persons in the capacities indicated on the 9th day of January, 2009.

Signatures	Title

/s/ George R. Aylward George R. Aylward	President (Principal Executive Officer) and Trustee

/s/ W. Patrick Bradley W. Patrick Bradley	Chief Financial Officer and Treasurer (Principal Financial and Accounting Officer)

/s/ Dr. Leroy Keith, Jr. Dr. Leroy Keith, Jr.*	Trustee

/s/ Philip R. McLoughlin Philip R. McLoughlin*	Chairman

/s/ Geraldine M. McNamara Geraldine M. McNamara*	Trustee

/s/ James M. Oates James M. Oates*	Trustee

/s/ Richard E. Segerson Richard E. Segerson*	Trustee

/s/ Ferdinand L. J. Verdonck Ferdinand L. J. Verdonck*	Trustee

* By:	/s/ George R. Aylward
George R. Aylward

Attorney-in-fact, pursuant to powers of attorney.

Exhibits

11.	Opinion and consent of Kevin J. Carr, Esq.

13(j).	Amendment to Sub-Transfer Agency and Service Agreement between PEPCO and Boston Financial Data Services, Inc. dated as of July 1, 2008.

14.	Consent of PricewaterhouseCoopers LLP with respect to Virtus Small-Cap Value Fund of Virtus Equity Trust and Virtus Disciplined Small-Cap Fund of the Registrant.

17.	Power of Attorney for Dr. Leroy Keith, Jr., Philip R. McLoughlin, Geraldine M. McNamara, James M. Oates, Richard E. Segerson, Ferdinand L. J. Verdonck and George R. Aylward.